UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-03651

Touchstone Strategic Trust - March Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2020

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Global ESG Equity Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Sands Capital Emerging Markets Growth Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds’ investments on September 30, 2020. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2020

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	35.3%
AA/Aa	0.1
A/A	7.7
BBB/Baa	8.6
BB/Ba	17.6
B/B	3.8
Not Rated	26.9
100.0%

Credit Quality*	(% of Preferred Stocks)
AA/Aa	1.7
A/A	8.1
BBB/Baa	61.8
BB/Ba	19.9
B/B	0.1
Not Rated	8.4
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	68.4
Preferred Stocks
Financials	14.8
Utilities	4.1
Energy	1.4
Communication Services	0.3
Investment Funds	6.7
Purchased Put Options	0.4
Short-Term Investment Funds	4.5
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	24.9%
Communication Services	19.1
Consumer Discretionary	17.7
Financials	10.6
Health Care	10.4
Industrials	8.5
Consumer Staples	3.4
Real Estate	3.0
Materials	1.2
Energy	0.8
Short-Term Investment Fund	0.6
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone Global ESG Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	53.6%
Germany	9.3
Japan	8.1
France	7.0
Sweden	3.9
United Kingdom	3.1
Italy	2.7
Canada	2.6
China	1.7
Switzerland	1.7
South Korea	1.6
Singapore	1.0
India	0.9
Denmark	0.6
Belgium	0.4
Exchange-Traded Funds	0.6
Short-Term Investment Funds	2.4
Other Assets/Liabilities (Net)	(1.2)
Total	100.0%

* Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Growth Opportunities Fund
Sector Allocation*	(% of Net Assets)
Information Technology	41.1%
Health Care	16.8
Consumer Discretionary	16.7
Communication Services	13.3
Industrials	6.4
Financials	4.0
Real Estate	1.2
Short-Term Investment Fund	0.2
Other Assets/Liabilities (Net)	0.3
Total	100.0%

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	36.8%
Health Care	24.0
Industrials	14.5
Consumer Discretionary	13.1
Financials	4.6
Real Estate	4.0
Materials	2.9
Short-Term Investment Fund	0.1
Other Assets/Liabilities (Net)	0.0
Total	100.0%

Touchstone Sands Capital Emerging Markets Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
China	36.6%
India	18.0
Argentina	7.9
Singapore	7.9
Russia	6.1
Brazil	5.5
Taiwan	4.7
Hong Kong	3.8
Netherlands	2.3
Indonesia	1.6
Thailand	1.4
Vietnam	0.6
Short-Term Investment Fund	3.5
Other Assets/Liabilities (Net)	0.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Flexible Income Fund - September 30, 2020 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 33.0%
	Financials —17.0%
$3,144,000	American Express Co., Ser B, (3M LIBOR +3.428%), 3.708%(A)(B)	$2,949,481
4,037,000	Ares Capital Corp., 3.250%, 7/15/25	3,998,811
5,821,000	Bank of NewYork Mellon Corp.(The), Ser G, 4.700%(B)	6,176,081
15,710,000	Charles Schwab Corp.(The), Ser G, 5.375%(B)	17,022,570
7,814,000	Citigroup, Inc., Ser Q, (3M LIBOR +4.095%), 4.375%(A)(B)	7,644,593
6,336,000	Citigroup, Inc., Ser V,4.700%(B)	6,122,160
445,000	Citizens Financial Group, Inc., Ser A, (3M LIBOR +3.960%), 4.194%(A)(B)	428,980
12,391,000	Citizens Financial Group, Inc., Ser F, 5.650%(B)	12,922,202
5,506,000	Fifth Third Bancorp, Ser L, 4.500%(B)	5,540,412
18,895,000	Huntington Bancshares, Inc., Ser F, 5.625%(B)	20,784,500
1,278,000	Lincoln National Corp., (3M LIBOR +2.040%), 2.312%, 4/20/67(A)	885,015
8,414,000	MetLife, Inc., Ser C, (3M LIBOR +3.575%), 3.825%(A)(B)	8,245,720
3,473,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/25	3,492,084
13,136,000	Regions Financial Corp., Ser D, 5.750%(B)	14,022,680
11,043,000	Truist Financial Corp., Ser Q, 5.100%(B)	11,936,931
		122,172,220

	Energy — 5.2%
21,710,000	BP Capital Markets PLC (United Kingdom), 4.875%(B)	23,229,700
761,000	Energy Transfer Operating LP, (3M LIBOR +3.018%), 3.269%, 11/1/66(A)	389,860
5,586,000	Energy Transfer Operating LP, Ser G, 7.125%(B)	4,412,940
11,421,000	MPLX LP, Ser B, 6.875%(B)	9,352,486
		37,384,986

	Consumer Discretionary — 4.7%
24,491,000	Macy’s, Inc., 144a, 8.375%, 6/15/25	25,321,980
8,434,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	8,687,020
		34,009,000

	Utilities — 3.5%
1,463,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 2.885%, 3/30/67(A)	1,152,112
23,090,000	Sempra Energy, 4.875%(B)	23,724,975
		24,877,087

	Materials — 2.6%
2,500,000	United States Steel Corp., 144a, 5.000%, 11/1/26	1,983,415
16,007,000	United States Steel Corp., 144a, 12.000%, 6/1/25	17,039,291
		19,022,706
	Total Corporate Bonds	$237,465,999

Shares

	Preferred Stocks — 20.6%
	Financials—14.8%
597,440	AGNC Investment Corp., Ser F, 6.125%(B)	13,215,373
190,829	AllianzGI Convertible &, Income Fund, Ser A, 5.625%(B)	4,992,087
493,052	Annaly Capital Management, Inc., Ser 1,6.750%(B)	11,310,613
159,126	Apollo Global Management, Inc., Ser A, 6.375%(B)	4,121,363
511,736	Ares Management Corp., Ser A, 7.000%(B)	13,202,789
56,756	Bank of America Corp., Ser CC, 6.200%(B)	1,437,062
217,122	Bank of America Corp., Ser EE, 6.000%(B)	5,619,117
104,910	Bank of America Corp., Ser GG, 6.000%(B)	2,865,092
355,760	GMAC Capital Trust I, Ser 2, (3M LIBOR +5.785%), 6.065%, 2/15/40(A)	8,883,327
282,338	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	7,812,292
4,920	JPMorgan Chase & Co., Ser AA, 6.100%(B)	124,624
17,276	JPMorgan Chase & Co., Ser BB, 6.150%(B)	438,465
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,927,503
117,708	Oaktree Capital Group LLC, Ser A, 6.625%(B)	3,123,970
423,027	Oaktree Capital Group LLC, Ser B, 6.550%(B)	11,142,531
84,703	PartnerRe Ltd., Ser H, (Bermuda), 7.250%(B)	2,181,102
136,380	Stifel Financial Corp., 5.200%, 10/15/47	3,706,808
86,224	Wells Fargo & Co., Ser V, 6.000%(B)	2,184,916
61,290	Wells Fargo & Co., Ser W, 5.700%(B)	1,569,637
70,650	Wells Fargo & Co., Ser Z, 4.750%(B)	1,776,141
		106,634,812

	Utilities — 4.1%
349,698	Brookfield Renewable Partners LP, Ser 17, (Canada), 5.250%(B)	9,200,554
241,181	Duke Energy Corp., Ser A, 5.750%(B)	6,630,066
172,241	Entergy Arkansas LLC, 4.900%, 12/1/52	4,328,416
107,691	Entergy Arkansas LLC, 4.750%, 6/1/63†	2,705,198
126,633	Entergy Louisiana LLC, 4.875%, 9/1/66	3,260,800
89,453	Entergy Louisiana LLC, 4.700%, 6/1/63	2,256,005
41,192	Entergy Mississippi LLC, 4.900%, 10/1/66	1,051,220
670	Entergy New Orleans LLC, 5.000%, 12/1/52†	16,979
		29,449,238

	Energy —1.4%
22,839	Enbridge, Inc., Ser 1, (Canada), 5.949%(B)	383,695
90,996	Enbridge, Inc., Ser 5, (Canada), 5.375%(B)	1,437,737
46,849	Enbridge, Inc., Ser J, (Canada), 4.887%(B)	721,475
32,865	Enbridge, Inc., Ser L, (Canada), 4.959%(B)	501,520
426,035	Energy Transfer Operating LP, Ser E, 7.600%(B)	7,417,269
		10,461,696

	Communication Services — 0.3%
69,235	AT&T, Inc., 5.350%, 11/1/66	1,829,881
	Total Preferred Stocks	$148,375,627

Principal
Amount

	Agency Collateralized Mortgage Obligations — 17.1%
$27,777,319	FHLMC Multifamily Structured Pass Through Certificates, Ser K104, Class X1, 1.127%, 1/25/30(A)(C)	2,477,173
47,480,939	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.700%, 4/25/30(A)(C)	6,038,066
34,588,763	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.815%, 4/25/30(A)(C)	4,681,395
6,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(A)(C)	1,688,796
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(A)(C)	4,588,900
34,817,374	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.682%, 5/25/30(A)(C)	4,485,049
14,854,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.286%, 4/25/48(A)(C)	3,655,755

Touchstone Flexible Income Fund (Unaudited)(Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 17% (Continued)
$35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.906%, 5/25/30(A)(C)	$5,499,006
66,985,645	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.536%, 5/25/30(A)(C)	7,933,318
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.105%, 7/25/48(A)(C)	3,483,069
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.766%, 5/25/30(A)(C)	1,530,840
55,699,755	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class X1, 1.490%, 6/25/30(A)(C)	6,370,916
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.693%, 6/25/30(A)(C)	1,489,360
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(A)(C)	4,072,940
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.958%, 9/25/48(A)(C)	4,986,744
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.021%, 9/25/47(A)(C)	6,189,141
35,493,662	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X1, 1.639%, 2/25/35(A)(C)	5,709,787
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.806%, 3/25/38(A)(C)	1,958,077
47,488,084	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.631%, 5/25/35(A)(C)	8,022,319
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.574%, 10/25/38(A)(C)	6,098,816
35,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.331%, 7/25/35(A)(C)	5,170,228
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.281%, 8/25/38(A)(C)	17,328,584
7,133,699	GNMA, Ser 2012-147, Class IO, 0.558%, 4/16/54(A)(C)(D)	210,342
28,333,221	GNMA, Ser 2016-110, Class IO, 0.977%, 5/16/58(A)(C)(D)	1,716,030
33,780,347	GNMA, Ser 2016-158, Class IO, 0.857%, 6/16/58(A)(C)(D)	1,879,052
36,306,007	GNMA, Ser 2016-52, Class IO, 0.860%, 3/16/58(A)(C)(D)	1,958,731
35,618,053	GNMA, Ser 2017-76, Class IO, 0.911%, 12/16/56(A)(C)(D)	2,082,598
34,520,227	GNMA, Ser 2017-94, Class IO, 0.636%, 2/16/59(A)(C)(D)	1,696,089
	Total Agency Collateralized Mortgage Obligations	$123,001,121

	Non-Agency Collateralized Mortgage Obligations —10.1%
490,723	American Home Mortgage Investment Trust, Ser 2004-4, Class 4A, (6M LIBOR +2.000%), 2.310%, 2/25/45(A)	491,070
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12, Class 1M1, (1M LIBOR +0.930%), 1.078%, 1/25/35(A)	4,125,038
75,088	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(C)	77,301
550,642	GSR Mortgage Loan Trust, Ser 2005-AR4, Class 6A1, 3.341%, 7/25/35(A)(C)	554,009
5,779	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR+1.625%), 2.070%, 12/25/32(A)	5,521
165,341	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 2.924%, 9/25/34(A)(C)	162,659
747,039	Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Class 1M1, (1M LIBOR +0.750%), 0.898%, 9/25/35(A)	745,945
24,238,617	New Residential Mortgage Loan Trust, Ser 2020-NPL1, Class A1, 144a, 4.335%, 7/25/60(A)(C)	24,268,047
4,888,351	New Residential Mortgage Loan Trust, Ser 2020-NPL2, Class A1, 144a, 3.228%, 8/25/60(A)(C)	4,888,920
4,959,571	New Residential Mortgage Loan Trust, Ser 2020-RPL2, Class A1, 144a, 3.578%, 8/25/25(A)(C)	4,958,289
12,833,820	Pretium Mortgage Credit Partners LLC, Ser 2020-RPL1, Class A1, 144a, 3.819%, 5/27/60(A)(C)	12,962,760
2,951,511	PRPM LLC, Ser 2020-2, Class A1, 144a, 3.671%, 8/25/25(A)(C)	2,952,028
9,778	RALI Trust, Ser 2004-QS6, Class A1, 5.000%, 12/25/20	9,414
12,864,541	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59(A)(C)	12,643,486
3,747,596	Sequoia Mortgage Trust, Ser 2013-9, Class B1, 144a, 3.500%, 7/25/43	3,832,363
	Total Non-Agency Collateralized Mortgage Obligations	$72,676,850
Shares

	Investment Funds — 6.7%
486,094	BlackRock Corporate High Yield Fund, Inc.±†	5,191,484
56,768	BlackRock Credit Allocation Income Trust±†	807,241
65,986	BlackRock Debt Strategies Fund, Inc.± †	655,901
72,390	BlackRock Ltd. Duration IncomeTrust±†	1,064,857
47,775	BlackRockMunicipal IncomeTrust±†	654,995
342,213	BlackRock MuniVest Fund, Inc.± †	2,970,409
29,215	BlackRock MuniYield Quality Fund III, Inc.± †	392,650
5,982	Cohen & Steers Ltd. Duration Preferred and Income Fund, Inc.±	139,799
90,596	Eaton Vance Municipal Bond Fund±†	1,193,149
76,378	First Trust High Income Long/Short Fund±†	1,063,182
3,271	First Trust Intermediate Duration Preferred & Income Fund±	70,294
371,590	Invesco Municipal OpportunityTrust±†	4,540,830
90,819	Invesco Municipal Trust±	1,090,736
720,451	Invesco Senior IncomeTrust±	2,636,851
302,392	InvescoTrust for Investment Grade Municipals±	3,755,709
12,199	John Hancock Premium Dividend Fund±	151,878
237,100	Nuveen AMT-Free Quality Municipal Income Fund±†	3,400,014
778,201	Nuveen Credit Strategies Income Fund±	4,599,168
19,015	Nuveen Preferred & Income Opportunities Fund±	161,437
26,030	Nuveen Preferred & Income Securities Fund±†	229,324
190,859	Nuveen Quality Municipal Income Fund±	2,771,273
191,275	Wells Fargo Income Opportunities Fund±	1,396,307
164,674	Western Asset High Income Fund II, Inc.± †	1,053,914
1,491,139	Western Asset High Income Opportunity Fund Inc.±	7,306,581
90,424	Western Asset High Yield Defined Opportunity Fund Inc.±	1,268,649
	Total Investment Funds	$48,566,632

Touchstone Flexible Income Fund (Unaudited)(Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 5.4%
$30,028,884	BANK, Ser 2020-BN26, Class XA, 1.357%, 3/15/63(A)(C)(D)	$2,780,909
10,000,000	BXMT Ltd., Ser 2020-FL2, Class A, (Cayman Islands), 144a, (1M LIBOR +0.900%), 1.051%, 2/16/37(A)	9,825,436
3,435,535	Harvest Commercial Capital Loan Trust, Ser 2019-1, Class A, 144a, 3.290%, 9/25/46(A)(C)	3,462,143
9,470,676	VCCTrust, Ser 2020-MC1, Class A, 144a, 4.500%, 6/25/45(A)(C)	9,314,798
1,567,129	Velocity Commercial Capital Loan Trust, Ser 2016-2, Class M1, 3.661%, 10/25/46(A)(C)	1,566,704
5,685,219	Velocity Commercial Capital Loan Trust, Ser 2019-2, Class A, 144a, 3.130%, 7/25/49(A)(C)	5,683,532
6,185,654	Velocity Commercial Capital Loan Trust, Ser 2020-1, Class AFX, 144a, 2.610%, 2/25/50(A)(C)	6,262,607
	Total Commercial Mortgage-Backed Securities	$38,896,129

	Asset-Backed Securities — 2.8%
546,039	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	555,318
34,216	CarMax Auto Owner Trust, Ser 2020-2, Class A1, 1.252%, 5/17/21	34,231
156,681	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(A)(C)	160,463
25,110	CPS Auto Trust, Ser 2017-A, Class C, 144a, 3.310%, 12/15/22	25,139
12,291	Credit Acceptance Auto Loan Trust, Ser 2017-3A, Class A, 144a, 2.650%, 6/15/26	12,302
2,012	DT Auto Owner Trust, Ser 2019-1A, Class A, 144a, 3.080%, 9/15/22	2,014
448,557	DT Auto Owner Trust, Ser 2019-3I, Class A, 2.550%, 8/15/22	450,478
366	First Investors Auto Owner Trust, Ser 2018-2A, Class A1, 144a, 3.230%, 12/15/22	367
405,607	JFIN CLO Ltd., Ser 2014-1A, Class AR, (Cayman Islands), 144a, (3M LIBOR +0.950%), 1.222%, 4/21/25(A)	403,320
399,185	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	447,223
1,816,510	Pretium Mortgage Credit Partners LLC, Ser 2019-CFL1, Class A1, 144a,3.721%, 1/25/59(A)(C)	1,812,939
6,333,683	PRPM LLC, Ser 2020-1A, Class A1, 144a, 2.981%, 2/25/25(A)(C)	6,310,821
10,401,983	VCAT LLC, Ser 2020-NPL1, Class A1, 144a, 3.671%, 8/25/50(A)(C)	10,399,890
	Total Asset-Backed Securities	$20,614,505

	Number
	of	Notional
	Contracts	Amount

Purchased Put Option — 0.4%
iShares 20+Year Treasury Bond ETF, Strike @160.00, Exp 10/20	37,926	$619,179,876	$2,806,524

Shares

	Short-Term Investment Funds — 4.5%
28,553,280	Dreyfus Government Cash Management, Institutional Shares, 0.02%∞Ω	28,553,280
3,583,732	Invesco Government & Agency Portfolio, Institutional Class, 0.02%**∞Ω	3,583,732
	Total Short-Term Investment Funds	$32,137,012

Market
Value
Total Investment Securities — 100.6%
(Cost $722,061,139)	$724,540,399

Liabilities in Excess of Other Assets — (0.6%)	(4,467,805)

Net Assets —100.0%	$720,072,594

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2020.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
±	Closed-End Fund.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2020 was $3,483,592.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $173,608,225 or 24.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$237,465,999	$—	$237,465,999
Preferred Stocks	148,375,627	—	—	148,375,627
Agency Collateralized Mortgage Obligations	—	123,001,121	—	123,001,121
Non-Agency Collateralized Mortgage Obligations	—	72,676,850	—	72,676,850
Investment Funds	48,566,632	—	—	48,566,632
Commercial Mortgage-Backed Securities	—	38,896,129	—	38,896,129
Asset-Backed Securities	—	20,614,505	—	20,614,505
Purchased Option Equity Contracts	2,806,524	—	—	2,806,524
Short-Term Investment Funds	32,137,012	—	—	32,137,012
Total	$231,885,795	$492,654,604	$—	$724,540,399

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Focused Fund – September 30, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.6%
Information Technology — 24.9%
Apple, Inc.	523,071	$60,576,856
Avnet, Inc.	277,874	7,180,264
International Business Machines Corp.	115,125	14,007,259
Microsoft Corp.	300,854	63,278,622
Oracle Corp.	316,235	18,879,229
salesforce.com, Inc.*	121,057	30,424,045
SS&C Technologies Holdings, Inc.	166,624	10,084,084
Texas Instruments, Inc.	114,131	16,296,765
Workday, Inc. - Class A*	68,143	14,659,604
		235,386,728

Communication Services —19.1%
Alphabet, Inc. - Class A*	1,483	2,173,485
Alphabet, Inc. - Class C*	34,961	51,378,686
Comcast Corp. - Class A	595,307	27,538,902
Facebook, Inc. - Class A*	221,969	58,133,681
Fox Corp. - Class A	289,405	8,054,141
Netflix, Inc.*	35,828	17,915,075
Walt Disney Co. (The)	127,711	15,846,381
		181,040,351

Consumer Discretionary —17.7%
Alibaba Group Holding Ltd. (China) ADR*	65,390	19,223,352
Amazon.com, Inc.*	14,329	45,118,152
Choice Hotels International, Inc.	149,621	12,861,421
Cracker Barrel Old Country Store, Inc.	111,353	12,767,735
Floor & Decor Holdings, Inc. - Class A*	178,820	13,375,736
frontdoor, Inc.*	262,059	10,196,716
Hilton Worldwide Holdings, Inc.	129,665	11,063,018
JD.com, Inc. (China) ADR*	221,263	17,172,221
Starbucks Corp.	158,516	13,619,695
Trip.com Group Ltd. (China) ADR*	385,206	11,995,315
		167,393,361

Financials —10.6%
Bank of America Corp.	861,071	20,743,200
Berkshire Hathaway, Inc. - Class B*	204,065	43,453,601
Goldman Sachs Group, Inc. (The)	116,068	23,326,186
Signature Bank/NewYork NY	153,654	12,751,745
		100,274,732

Health Care —10.4%
AmerisourceBergen Corp.	102,930	9,975,976
Bristol-Myers Squibb Co.	297,102	17,912,280
HCA Healthcare, Inc.	147,455	18,384,689
Johnson &Johnson	191,981	28,582,131
UnitedHealth Group, Inc.	76,711	23,916,188
		98,771,264

Industrials — 8.5%
Deere & Co.	97,091	21,518,278
FedEx Corp.	54,139	13,617,041
Hubbell, Inc.	119,016	16,286,149
Parker-Hannifin Corp.	55,696	11,269,529
Raytheon Technologies Corp.	311,755	17,938,383
		80,629,380

Consumer Staples — 3.4%
Monster Beverage Corp.*	216,813	17,388,403
Philip Morris International, Inc.	200,357	15,024,771
		32,413,174

Real Estate — 3.0%
Americold RealtyTrust REIT	314,841	11,255,566
Jones Lang LaSalle, Inc.	181,925	17,402,945
		28,658,511

Materials — 1.2%
DuPont de Nemours, Inc.	200,242	11,109,426

Energy — 0.8%
Exxon Mobil Corp.	225,353	7,736,368
Total Common Stocks		$943,413,295

Short-Term Investment Fund — 0.6%
Dreyfus Government Cash Management, Institutional Shares, 0.02%∞Ω	5,321,217	$5,321,217

Total Investment Securities —100.2%
(Cost $600,191,242)		$948,734,512

Liabilities in Excess of Other Assets — (0.2%)		(1,524,345)

Net Assets —100.0%		$947,210,167

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$943,413,295	$—	$—	$943,413,295
Short-Term Investment Fund	5,321,217	—	—	5,321,217
Total	$948,734,512	$—	$—	$948,734,512

See accompanying Notes to Financial Statements.

Portfolio of Investements

Touchstone Global ESG Equity Fund – September 30, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%
United States — 53.6%
Communication Services — 6.1%
Facebook, Inc. - Class A*	69,083	$18,092,838
Verizon Communications, Inc.	318,627	18,955,120
Consumer Discretionary — 3.5%
Amazon.com, Inc.*	5,456	17,179,471
Kohl’s Corp.	216,151	4,005,278
Financials —12.0%
Aflac, Inc.	329,738	11,985,976
Discover Financial Services	161,172	9,312,518
First Horizon National Corp.	415,040	3,913,827
Progressive Corp. (The)	221,207	20,941,667
Reinsurance Group of America, Inc.	125,891	11,983,564
Willis Towers Watson PLC	71,250	14,878,425
Health Care — 8.9%
Alnylam Pharmaceuticals, Inc.*	36,368	5,295,181
Becton Dickinson & Co.	54,483	12,677,104
BioMarin Pharmaceutical, Inc.*	79,799	6,071,108
Cerner Corp.	108,474	7,841,585
Illumina, Inc.*	11,790	3,644,053
Ionis Pharmaceuticals, Inc.*	68,357	3,243,540
Medtronic PLC	77,509	8,054,735
Neurocrine Biosciences, Inc.*	32,312	3,107,122
Regeneron Pharmaceuticals, Inc.*	7,127	3,989,552
Industrials — 3.3%
Carrier Global Corp.	247,887	7,570,469
Deere & Co.	53,440	11,843,907
Lyft, Inc. - Class A*	31,863	877,826
Information Technology —16.2%
Apple, Inc.	154,585	17,902,489
Applied Materials, Inc.	109,424	6,505,257
Cognex Corp.	53,784	3,501,338
Fidelity National Information Services, Inc.	28,838	4,245,242
First Solar, Inc.*	47,728	3,159,594
Keysight Technologies, Inc.*	46,053	4,549,115
Micron Technology, Inc.*	158,273	7,432,500
Microsoft Corp.	140,226	29,493,735
SolarEdge Technologies, Inc.*	16,770	3,997,129
TE Connectivity Ltd.	80,089	7,827,899
Visa, Inc. - Class A	48,277	9,653,952
Materials — 2.1%
Crown Holdings, Inc.*	101,526	7,803,288
Martin Marietta Materials, Inc.	20,989	4,939,971
Real Estate — 0.7%
American Campus Communities, Inc. REIT	117,989	4,120,176
Utilities — 0.8%
American Water Works Co., Inc.	35,485	5,141,067
Total United States		325,737,618
Germany — 9.3%
Consumer Discretionary —1.4%
Continental AG	79,303	8,593,933
Industrials — 3.3%
Deutsche Post AG	342,718	15,551,025
KION Group AG	48,368	4,130,105
Materials — 1.8%
HeidelbergCement AG	181,281	11,077,337
Real Estate — 2.8%
Vonovia SE	250,973	17,204,950
Total Germany		56,557,350
Japan — 8.1%
Communication Services — 3.2%
KDDI Corp.	469,600	11,811,171
Nintendo Co. Ltd.	13,300	7,536,994
Consumer Discretionary — 2.7%
Panasonic Corp.	509,700	4,341,664
Sony Corp.	155,600	11,925,501
Health Care — 0.8%
Eisai Co. Ltd.	58,100	5,306,408

Information Technology— 1.4%
Kyocera Corp.	147,300	8,433,893
Total Japan		49,355,631
France — 7.0%
Industrials — 6.1%
Cie de Saint-Gobain*	335,853	14,067,935
Schneider Electric SE	183,589	22,819,917

Materials — 0.9%
Air Liquide SA	36,437	5,775,619
Total France		42,663,471
Sweden — 3.9%
Communication Services — 1.3%
Tele2 AB - Class BT	560,712	7,905,443
Financials — 2.6%
Svenska Handelsbanken AB - Class A*	858,172	7,180,128
Swedbank AB - Class A*	539,868	8,451,966
Total Sweden		23,537,537
United Kingdom — 3.1%
Consumer Staples — 0.5%
Reckitt Benckiser Group PLC	31,050	3,027,541
Financials — 1.2%
Lloyds Banking Group PLC*	21,054,481	7,147,618
Health Care — 1.4%
GlaxoSmithKline PLC ADR	229,843	8,651,290
Total United Kingdom		18,826,449
Italy — 2.7%
Utilities — 2.7%
Enel SpA	1,894,477	16,436,322
Canada — 2.6%
Financials —1.1%
Intact Financial Corp.	62,502	6,692,603
Materials — 1.5%
Agnico Eagle Mines Ltd.	111,685	8,891,243
Total Canada		15,583,846
China — 1.7%
Communication Services — 1.7%
Tencent Holdings Ltd.	148,600	10,036,948
Switzerland — 1.7%
Health Care — 1.7%
Roche Holding AG	29,215	10,007,322
South Korea — 1.6%
Communication Services — 1.6%
KT Corp.	263,454	5,154,939
KT Corp. ADR	498,302	4,788,682
Total South Korea		9,943,621
Singapore — 1.0%
Real Estate — 1.0%
CapitaLand Mall Trust REIT	4,045,900	5,758,338

Touchstone Global ESG Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value
Common Stocks — 98.2% (Continued)
India — 0.9%
Financials — 0.9%
ICICI Bank Ltd. ADR*	582,208	$5,723,105
Denmark — 0.6%
Industrials — 0.6%
Vestas Wind Systems A/S	23,285	3,763,008
Belgium — 0.4%
Materials — 0.4%
Umicore SA	57,892	2,407,991
Total Common Stocks		$596,338,557
Exchange-Traded Funds — 0.6%
iShares Core MSCI EAFE ETF	30,089	1,813,765
iShares Core S&P 500 ETF	5,496	1,846,986
Total Exchange-Traded Funds		$3,660,751
Short-Term Investment Funds — 2.4%
Dreyfus Government Cash Management, Institutional Shares, 0.02%∞Ω	6,416,390	6,416,390
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**∞Ω	8,243,294	8,243,294
Total Short-Term Investment Funds		$14,659,684

Total Investment Securities —101.2%
(Cost $496,290,871)		$614,658,992

Liabilities in Excess of Other Assets — (1.2%)		(7,095,118)

Net Assets —100.0%		$607,563,874

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan ^ as of September 30, 2020 was $7,826,376.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$325,737,618	$—	$—	$325,737,618
Germany	—	56,557,350	—	56,557,350
Japan	—	49,355,631	—	49,355,631
France	—	42,663,471	—	42,663,471
Sweden	—	23,537,537	—	23,537,537
United Kingdom	8,651,290	10,175,159	—	18,826,449
Italy	—	16,436,322	—	16,436,322
Canada	15,583,846	—	—	15,583,846
China	—	10,036,948	—	10,036,948
Switzerland	—	10,007,322	—	10,007,322
South Korea	4,788,682	5,154,939	—	9,943,621
Singapore	—	5,758,338	—	5,758,338
India	5,723,105	—	—	5,723,105
Denmark	—	3,763,008	—	3,763,008
Belgium	—	2,407,991	—	2,407,991
Exchange-Traded Funds	3,660,751	—	—	3,660,751
Short-Term Investment Funds	14,659,684	—	—	14,659,684
Total	$378,804,976	$235,854,016	$—	$614,658,992

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.5%
Information Technology — 41.1%
Apple, Inc.	100,058	$11,587,717
Applied Materials, Inc.	38,790	2,306,065
Broadcom, Inc.	8,130	2,961,922
Dropbox, Inc. - Class A*	86,780	1,671,383
Fidelity National Information Services, Inc.	24,249	3,569,695
Global Payments, Inc.	17,437	3,096,462
Lumentum Holdings, Inc.*	22,960	1,724,985
Microsoft Corp.	40,219	8,459,262
PayPal Holdings, Inc.*	18,810	3,706,134
Proofpoint, Inc.*	16,299	1,720,359
QUALCOMM, Inc.	30,020	3,532,754
salesforce.com, Inc.*	19,038	4,784,630
ServiceNow, Inc.*	9,371	4,544,935
Visa, Inc. - Class A	24,792	4,957,656
Zendesk, Inc.*	35,118	3,614,345
		62,238,304

Health Care —16.8%
Ascendis Pharma A/S (Denmark) ADR*	19,655	3,033,160
Bio-Rad Laboratories, Inc. - Class A*	4,225	2,177,819
Boston Scientific Corp.*	62,860	2,401,881
Bristol-Myers Squibb Co.	55,246	3,330,781
Cooper Cos., Inc. (The)	6,620	2,231,734
Haemonetics Corp.*	16,980	1,481,505
Humana, Inc.	6,140	2,541,285
Seattle Genetics, Inc.*	9,770	1,911,891
Thermo Fisher Scientific, Inc.	7,092	3,131,260
Vertex Pharmaceuticals, Inc.*	12,115	3,296,734
		25,538,050

Consumer Discretionary —16.7%
Amazon.com, Inc.*	4,062	12,790,141
Darden Restaurants, Inc.	29,020	2,923,475
Home Depot, Inc. (The)	16,944	4,705,518
NIKE, Inc.-Class B	25,310	3,177,417
TopBuild Corp.*	10,084	1,721,238
		25,317,789

Communication Services —13.3%
Alphabet, Inc. - Class A*	5,166	7,571,290
Charter Communications, Inc. - Class A*	5,178	3,232,833
Facebook, Inc. - Class A*	27,509	7,204,607
T-Mobile US, Inc.*	19,290	2,206,004
		20,214,734

Industrials — 6.4%
AMETEK, Inc.	22,401	2,226,659
Sensata Technologies Holding PLC*	43,370	1,870,982
TransDigm Group, Inc.	5,243	2,491,054
Union Pacific Corp.	15,747	3,100,112
		9,688,807

Financials — 4.0%
LPL Financial Holdings, Inc.	24,040	1,843,147
Marsh & McLennan Cos., Inc.	15,590	1,788,173
S&P Global, Inc.	6,676	2,407,366
		6,038,686

Real Estate —1.2%
Sun Communities, Inc. REIT	12,520	1,760,437
Total Common Stocks		$150,796,807

Short-Term Investment Fund — 0.2%
Dreyfus Government Cash Management, Institutional Shares, 0.02%∞Ω	340,371	$340,371

Total Investment Securities —99.7%
(Cost $81,109,698)		$151,137,178

Other Assets in Excess of Liabilities — 0.3%		491,132

Net Assets —100.0%		$151,628,310

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$150,796,807	$—	$—	$150,796,807
Short-Term Investment Fund	340,371	—	—	340,371
Total	$151,137,178	$—	$—	$151,137,178

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.9%
Information Technology — 36.8%
Applied Materials, Inc.	374,806	$22,282,217
Cognizant Technology Solutions Corp. - Class A	331,355	23,002,664
Dropbox, Inc. - Class A*	1,220,771	23,512,049
Fidelity National Information Services, Inc.	110,781	16,308,071
FleetCor Technologies, Inc.*	122,035	29,056,534
Fortinet, Inc.*	241,807	28,487,283
Global Payments, Inc.	230,856	40,995,408
HubSpot, Inc.*	55,166	16,121,160
Lam Research Corp.	53,270	17,672,323
Microchip Technology, Inc.	250,498	25,741,174
MongoDB, Inc.*	74,433	17,231,984
NCR Corp.*	502,136	11,117,291
Nice Ltd. (Israel) ADR*	128,465	29,165,409
NXP Semiconductors NV (Netherlands)	174,932	21,833,263
RingCentral, Inc. - Class A*	45,713	12,553,247
Splunk, Inc.*	210,453	39,592,523
Square, Inc. - Class A*	113,345	18,424,230
SS&C Technologies Holdings, Inc.	363,477	21,997,628
Twilio, Inc. - Class A*	128,839	31,834,829
Zendesk, Inc.*	387,658	39,897,761
		486,827,048

Health Care — 24.0%
Align Technology, Inc.*	66,495	21,767,803
Ascendis Pharma A/S (Denmark) ADR*	215,359	33,234,201
BioMarin Pharmaceutical, Inc.*	232,362	17,678,101
Cooper Cos., Inc. (The)	83,127	28,023,774
DexCom, Inc.*	63,113	26,017,072
ICON PLC (Ireland)*	131,104	25,052,663
IDEXX Laboratories, Inc.*	99,555	39,136,066
Insulet Corp.*	58,944	13,945,561
Masimo Corp.*	78,212	18,462,725
Mettler-Toledo International, Inc.*	30,191	29,156,958
Quest Diagnostics, Inc.	147,359	16,871,132
Seattle Genetics, Inc.*	116,367	22,771,858
STERIS PLC	138,283	24,364,082
		316,481,996

Industrials —14.5%
AMETEK, Inc.	210,453	20,919,028
CoStar Group, Inc.*	27,284	23,150,747
JB Hunt Transport Services, Inc.	136,959	17,308,878
Rockwell Automation, Inc.	120,713	26,638,945
Teledyne Technologies, Inc.*	74,247	23,032,162
Trane Technologies PLC	197,230	23,914,138
TransDigm Group, Inc.	57,056	27,108,447
TransUnion	213,096	17,927,766
Waste Connections, Inc.	115,997	12,040,489
		192,040,600

Consumer Discretionary — 13.1%
Chipotle Mexican Grill, Inc.*	26,488	32,943,390
DR Horton, Inc.	326,449	24,689,338
Etsy, Inc.*	77,454	9,420,730
Expedia Group, Inc.	131,860	12,090,243
Lululemon Athletica, Inc.*	40,050	13,191,269
O’Reilly Automotive, Inc.*	78,215	36,063,372
Ross Stores, Inc.	250,501	23,376,753
Ulta Beauty, Inc.*	93,820	21,013,804
		172,788,899

Financials — 4.6%
Arthur J Gallagher & Co.	188,534	$19,905,420
MSCI, Inc.	51,008	18,198,634
Tradeweb Markets, Inc. - Class A	390,300	22,637,400
		60,741,454

Real Estate — 4.0%
SBA Communications Corp. REIT	90,298	28,758,107
Sun Communities, Inc. REIT	173,804	24,438,580
		53,196,687

Materials — 2.9%
Celanese Corp.	147,730	15,873,589
RPM International, Inc.	262,597	21,753,535
		37,627,124
Total Common Stocks		$1,319,703,808

Short-Term Investment Fund — 0.1%
Dreyfus Government Cash Management, Institutional Shares, 0.02%∞Ω	1,392,428	$1,392,428

Total Investment Securities —100.0%
(Cost $932,306,349)		$1,321,096,236

Other Assets in Excess of Liabilities — 0.0%		475,823

Net Assets —100.0%		$1,321,572,059

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,319,703,808	$—	$—	$1,319,703,808
Short-Term Investment Fund	1,392,428	—	—	1,392,428
Total	$1,321,096,236	$—	$—	$1,321,096,236

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – September 30,2020 (Unaudited)

		Market
	Shares	Value
Common Stocks — 96.4%
China — 36.6%
Communication Services — 9.6%
Baidu, Inc. ADR*	218,982	$27,720,931
Tencent Holdings Ltd.	3,123,900	210,998,796
Consumer Discretionary—18.2%
Alibaba Group Holding Ltd. ADR*	878,144	258,156,773
ANTA Sports Products Ltd.	7,727,500	80,647,452
New Oriental Education &Technology Group, Inc. ADR*	442,782	66,195,909
Trip.com Group Ltd. ADR*	1,480,986	46,117,904
Consumer Staples — 1.8%
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	1,867,103	44,616,787
Health Care — 5.4%
BeiGene Ltd. ADR*	125,516	35,952,803
Hangzhou Tigermed Consulting Co. Ltd., 144a*	1,614,450	22,997,952
Wuxi Biologics, Inc., 144a*	3,047,500	74,688,339
Information Technology —1.6%
Sunny Optical Technology Group Co. Ltd.	2,485,200	38,600,934
Total China		906,694,580
India —18.0%
Consumer Discretionary — 4.2%
Jubilant Foodworks Ltd.	2,044,724	64,742,333
Titan Co. Ltd.	2,404,316	39,247,867
Consumer Staples — 1.5%
Britannia Industries Ltd.	746,512	38,527,166
Financials — 7.8%
Bajaj Finance Ltd.	1,453,181	65,105,361
Bandhan Bank Ltd., 144a*	7,587,454	28,330,092
HDFC Bank Ltd.*	4,555,256	66,870,307
ICICI Prudential Life Insurance Co. Ltd., 144a	5,685,786	32,531,906
Health Care — 3.3%
Apollo Hospitals Enterprise Ltd.	2,775,920	80,897,441
Materials — 1.2%
Asian Paints Ltd.	1,112,210	29,967,970
Total India		446,220,443
Argentina — 7.9%
Consumer Discretionary — 6.1%
MercadoLibre, Inc.*	139,184	150,663,896
Information Technology —1.8%
Globant SA*	256,960	46,052,371
Total Argentina		196,716,267
Singapore — 7.9%
Communication Services — 7.9%
Sea Ltd. ADR*	1,265,596	194,952,408
Russia — 6.1%
Communication Services — 6.1%
Mail.Ru Group Ltd. GDR*	963,000	26,386,200
Yandex NV - Class A*	1,897,558	123,815,659
Total Russia		150,201,859
Brazil — 5.5%
Consumer Staples — 1.0%
Raia Drogasil SA	6,041,700	25,346,330
Financials — 1.2%
XP, Inc. -Class A*	694,968	28,973,216
Industrials — 1.3%
Localiza Rent a Car SA	3,292,615	33,301,970
Information Technology — 2.0%
Pagseguro Digital Ltd. - Class A*	1,324,748	49,956,247
Total Brazil		137,577,763
Taiwan — 4.7%
Information Technology — 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,454,180	117,890,373
Hong Kong — 3.8%
Financials — 2.7%
AIA Group Ltd.	6,717,400	66,771,611
Health Care —1.1%
Hutchison China MediTech Ltd. ADR*	880,473	28,439,278
Total Hong Kong		95,210,889
Netherlands — 2.3%
Consumer Discretionary — 2.3%
Prosus NV*	614,468	56,717,066
Indonesia — 1.6%
Financials — 1.6%
Bank Central Asia Tbk PT	21,895,600	39,968,350
Thailand — 1.4%
Consumer Staples — 1.4%
CP ALL PCL*	17,999,600	34,328,379
Vietnam — 0.6%
Real Estate — 0.6%
Vincom Retail JSC*	12,184,824	14,668,511
Total Common Stocks		$2,391,146,888
Short-Term Investment Fund — 3.5%
Dreyfus Government Cash Management, Institutional Shares, 0.02%∞Ω	87,245,210	$87,245,210

Total Investment Securities —99.9%
(Cost $1,653,246,197)		$2,478,392,098

Other Assets in Excess of Liabilities — 0.1%		1,628,501

Net Assets —100.0%		$2,480,020,599

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $158,548,289 or 6.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$457,142,272	$449,552,308	$—	$906,694,580
India	—	446,220,443	—	446,220,443
Argentina	196,716,267	—	—	196,716,267
Singapore	194,952,408	—	—	194,952,408
Russia	150,201,859	—	—	150,201,859
Brazil	137,577,763	—	—	137,577,763
Taiwan	117,890,373	—	—	117,890,373
Hong Kong	28,439,278	66,771,611	—	95,210,889
Netherlands	—	56,717,066	—	56,717,066
Indonesia	—	39,968,350	—	39,968,350
Thailand	—	34,328,379	—	34,328,379
Vietnam	—	14,668,511	—	14,668,511
Short-Term Investment Fund	87,245,210	—	—	87,245,210
Total	$1,370,165,430	$1,108,226,668	$—	$2,478,392,098

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

						Touchstone
	Touchstone			Touchstone	Touchstone	Sands Capital
	Flexible	Touchstone	Touchstone	Growth	Mid Cap	Emerging
	Income	Focused	Global ESG	Opportunities	Growth	Markets
	Fund	Fund	Equity Fund	Fund	Fund	Growth Fund
Assets
Investments, at cost	$722,061,139	$600,191,242	$496,290,871	$81,109,698	$932,306,349	$1,653,246,197
Investments, at market value(A)	$724,540,399	$948,734,512	$614,658,992	$151,137,178	$1,321,096,236	$2,478,392,098
Cash	227,445	—	3,596,283	—	—	—
Foreign currency(B)	—	—	63,040	—	—	2,496,778
Dividends and interest receivable	5,589,184	507,906	769,904	22,326	262,740	708,441
Receivable for capital shares sold	2,939,279	55,197	162,213	5,295	1,099,508	15,581,132
Receivable for investments sold	778,550	948,828	5,702,855	819,810	3,216,696	—
Receivable for securities lending income	45,013	—	2,879	—	—	—
Tax reclaim receivable	—	—	377,406	—	3,913	—
Other assets	45,484	38,255	37,010	29,726	52,887	69,224
Total Assets	734,165,354	950,284,698	625,370,582	152,014,335	1,325,731,980	2,497,247,673
Liabilities
Bank overdrafts	—	—	—	—	—	2,693,101
Dividend and interest payable on securities sold	665	—	—	—	—	—
Due to prime broker	5,410,536	—	—	—	—	—
Payable for return of collateral for securities on loan	3,583,732	—	8,243,294	—	—	—
Deferred foreign capital gains tax(C)	—	—	—	—	—	3,772,484
Payable for capital shares redeemed	2,858,751	820,387	583,113	165,819	2,449,627	2,490,386
Payable for investments purchased	1,407,262	1,088,282	8,108,608	—	—	5,246,526
Payable to Investment Advisor	326,194	496,843	324,012	82,631	759,766	2,180,464
Payable to other affiliates	144,082	146,071	171,967	27,269	238,011	288,243
Payable to Trustees	10,902	10,902	10,902	10,902	10,902	10,902
Payable for professional services	32,689	29,115	31,622	19,298	22,892	69,757
Payable for reports to shareholders	15,231	25,186	21,988	10,081	50,151	23,438
Payable for transfer agent services	297,495	439,577	297,731	61,500	540,115	383,867
Other accrued expenses and liabilities	5,221	18,168	13,471	8,525	88,457	67,906
Total Liabilities	14,092,760	3,074,531	17,806,708	386,025	4,159,921	17,227,074
Net Assets	$720,072,594	$947,210,167	$607,563,874	$151,628,310	$1,321,572,059	$2,480,020,599
Net assets consist of:
Paid-in capital	$714,347,113	$519,138,924	$497,688,403	$72,448,793	$874,323,108	$1,749,439,012
Distributable earnings (deficit)	5,725,481	428,071,243	109,875,471	79,179,517	447,248,951	730,581,587
Net Assets	$720,072,594	$947,210,167	$607,563,874	$151,628,310	$1,321,572,059	$2,480,020,599
(A) Includes market value of securities on loan of:	$3,483,592	$—	$7,826,376	$—	$—	$—
(B) Cost of foreign currency:	$—	$—	$62,670	$—	$—	$2,495,930
(C) See Note 2 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

						Touchstone
	Touchstone			Touchstone	Touchstone	Sands Capital
	Flexible	Touchstone	Touchstone	Growth	Mid Cap	Emerging
	Income	Focused	Global ESG	Opportunities	Growth	Markets
	Fund	Fund	Equity Fund	Fund	Fund	Growth Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$115,980,817	$37,876,384	$425,708,878	$51,669,736	$307,893,061	$7,760,032
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,577,689	773,800	19,742,086	1,303,839	9,043,118	430,486
Net asset value price per share*	$10.96	$48.95	$21.56	$39.63	$34.05	$18.03
Maximum sales charge - Class A shares	3.25%	5.00%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$11.33	$51.53	$22.69	$41.72	$35.84	$18.98
Pricing of Class C Shares
Net assets applicable to Class C shares	$45,023,599	$23,235,658	$7,113,073	$2,135,767	$19,459,242	$2,915,259
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,169,805	509,792	399,094	71,348	981,288	163,756
Net asset value and offering price per share**	$10.80	$45.58	$17.82	$29.93	$19.83	$17.80
Pricing of Class Y Shares
Net assets applicable to Class Y shares	$526,725,187	$871,634,083	$154,952,011	$30,766,087	$561,917,688	$832,607,116
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	47,887,232	17,598,307	6,911,828	744,348	15,753,286	46,034,772
Net asset value, offering price and redemption price per share	$11.00	$49.53	$22.42	$41.33	$35.67	$18.09
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$32,342,991	$14,464,042	$19,789,912	$67,056,720	$430,728,962	$1,636,738,192
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,941,473	290,639	881,745	1,595,703	11,944,392	90,054,024
Net asset value, offering price and redemption price per share	$11.00	$49.77	$22.44	$42.02	$36.06	$18.18
Pricing of Class R6 shares
Net assets applicable to Class R6 shares	$—	$—	$—	$—	$1,573,107	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—	43,603	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$36.08	$—

* There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

						Touchstone
	Touchstone			Touchstone	Touchstone	Sands Capital
	Flexible	Touchstone	Touchstone	Growth	Mid Cap	Emerging
	Income	Focused	Global ESG	Opportunities	Growth	Markets
	Fund	Fund	Equity Fund	Fund	Fund	Growth Fund
Investment Income
Dividends(A)	$6,107,308	$5,650,270	$5,522,769	$594,988	$3,323,236	$6,601,629
Interest	10,757,814	—	485	—	—	188
Income from securities loaned	111,950	—	59,351	—	3,861	3,801
Total Investment Income	16,977,072	5,650,270	5,582,605	594,988	3,327,097	6,605,618
Expenses
Investment advisory fees	1,970,897	2,821,290	1,906,582	637,038	4,501,701	9,728,799
Administration fees	498,861	645,462	425,315	123,161	925,373	1,410,676
Compliance fees and expenses	1,226	1,226	1,226	1,226	1,226	1,226
Custody fees	35,219	9,979	25,299	9,465	13,582	164,539
Professional fees	26,969	26,136	26,027	15,144	33,596	61,038
Transfer Agent fees, Class A	44,322	20,077	148,947	22,142	147,359	1,561
Transfer Agent fees, Class C	21,270	10,274	5,353	1,798	13,936	604
Transfer Agent fees, Class Y	202,228	302,929	57,691	14,063	271,275	222,213
Transfer Agent fees, Institutional Class	5,948	2,587	7,669	17,186	95,136	147,603
Transfer Agent fees, Class R6	—	—	—	—	152	—
Registration fees, Class A	8,428	8,013	9,649	7,477	11,787	7,528
Registration fees, Class C	8,335	6,882	7,194	6,034	8,325	7,102
Registration fees, Class Y	18,974	11,198	10,513	8,173	19,766	29,627
Registration fees, Institutional Class	7,105	6,023	6,699	10,295	12,582	15,860
Registration fees, Class R6	—	—	—	—	2,487	—
Interest expense on securities sold short	3,474	—	—	—	—	—
Reports to Shareholders, Class A	5,386	4,212	10,686	4,099	8,824	3,037
Reports to Shareholders, Class C	4,592	3,634	3,348	2,861	3,941	2,968
Reports to Shareholders, Class Y	15,443	22,526	9,901	3,083	35,779	18,623
Reports to Shareholders, Institutional Class	3,924	2,987	2,856	3,470	18,744	13,359
Reports to Shareholders, Class R6	—	—	—	—	1,373	—
Distribution expenses, Class A	136,236	41,894	507,013	58,873	367,375	5,806
Distribution and shareholder servicing expenses, Class C	254,083	119,537	40,182	13,542	109,240	9,093
Trustee fees	10,879	10,879	10,879	10,879	10,879	10,879
Other expenses	36,440	211,206	81,124	21,861	126,862	47,195
Total Expenses	3,320,239	4,288,951	3,304,153	991,870	6,741,300	11,909,336
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(222,771)	(24,691)	(73,906)	(123,553)	(3,898)	(17,119)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—	—	205,508
Net Expenses	3,097,468	4,264,260	3,230,247	868,317	6,737,402	12,097,725
Net Investment Income (Loss)	13,879,604	1,386,010	2,352,358	(273,329)	(3,410,305)	(5,492,107)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	(6,404,276)	53,641,678	23,066,808	11,006,263	68,561,267	(19,608,011)
Net realized gains on written options	4,027,192	—	—	—	—	—
Net realized losses on securities sold short	(161,630)	—	—	—	—	—
Net realized losses on foreign currency transactions	—	—	(75,098)	—	—	(156,412)
Net change in unrealized appreciation (depreciation) on investments(D)	59,554,297	197,998,415	114,698,860	49,545,764	314,070,438	868,522,196
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	85,051	—	—	19,524
Net Realized and Unrealized Gains (Losses) on Investments	57,015,583	251,640,093	137,775,621	60,552,027	382,631,705	848,777,297
Change in Net Assets Resulting from Operations	$70,895,187	$253,026,103	$140,127,979	$60,278,698	$379,221,400	$843,285,190
(A) Net of foreign tax withholding of:	$19,067	$—	$473,067	$961	$39,402	$799,949
(B) See Note 4 in Notes to Financial Statements.
(C) For the six months ended September 30, 2020, the Focused Fund and the Mid Cap Growth Fund had a redemption-in-kind of securities in the amount of $45,754,336 and $36,442,283, respectively. Net realized gains (losses) on investments includes the realized gain on the transaction of $23,918,948 and $14,440,587, respectively, which is not recognized as a realized gain by the Fund for tax purpose.
(D) Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$—	$—	$(3,772,484)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Touchstone				Touchstone
	Flexible Income		Touchstone		Global ESG
	Fund		Focused Fund		Equity Fund
	For the		For the		For the
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	September 30,	For the	September 30,	For the	September 30,	For the
	2020	Year Ended	2020	Year Ended	2020	Year Ended
	(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020
From Operations
Net investment income (loss)	$13,879,604	$23,108,862	$1,386,010	$5,283,320	$2,352,358	$6,545,251
Net realized gains (losses) on investments, written options, securities sold short, and foreign currency transactions	(2,538,714)	20,295,405	53,641,678	60,441,510	22,991,710	(16,714,842)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	59,554,297	(68,835,404)	197,998,415	(132,563,075)	114,783,911	(67,784,463)
Change in Net Assets from Operations	70,895,187	(25,431,137)	253,026,103	(66,838,245)	140,127,979	(77,954,054)
Distributions to Shareholders:
Distributed earnings, Class A	(2,127,721)	(3,713,589)	—	(2,238,206)	—	(10,328,942)
Distributed earnings, Class C	(794,441)	(1,561,503)	—	(1,800,403)	—	(254,893)
Distributed earnings, Class Y	(10,333,410)	(17,755,930)	—	(55,429,651)	—	(5,179,635)
Distributed earnings, Institutional Class	(610,975)	(1,621,646)	—	(1,430,465)	—	(1,003,582)
Total Distributions	(13,866,547)	(24,652,668)	—	(60,898,725)	—	(16,767,052)
Change in Net Assets from Share Transactions(A)	22,109,159	(5,366,375)	(51,866,314)	(124,573,848)	(45,662,178)	(104,176,982)

Total Increase (Decrease) in Net Assets	79,137,799	(55,450,180)	201,159,789	(252,310,818)	94,465,801	(198,898,088)
Net Assets
Beginning of period	640,934,795	696,384,975	746,050,378	998,361,196	513,098,073	711,996,161
End of period	$720,072,594	$640,934,795	$947,210,167	$746,050,378	$607,563,874	$513,098,073

 (A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 20-22.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Growth Opportunities		Mid Cap		Sands Capital Emerging
Fund		Growth Fund		Markets Growth Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended		Ended		Ended
September 30,	For the	September 30,	For the	September 30,	For the
2020	Year Ended	2020	Year Ended	2020	Year Ended
(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020
$(273,329)	$125,712	$(3,410,305)	$(750,687)	$(5,492,107)	$7,850,785

11,006,263	18,958,191	68,561,267	79,103,794	(19,764,423)	(34,852,669)

49,545,764	(24,993,169)	314,070,438	(175,573,455)	868,541,720	(183,848,648)
60,278,698	(5,909,266)	379,221,400	(97,220,348)	843,285,190	(210,850,532)

—	(6,821,669)	—	(19,989,487)	—	(9,873)
—	(613,758)	—	(3,056,878)	—	(2,577)
—	(3,354,635)	—	(34,842,290)	—	(2,799,865)
—	(9,684,009)	—	(29,719,195)	—	(6,684,482)
—	(20,474,071)	—	(87,607,850)	—	(9,496,797)

(71,494,545)	27,850,599	(95,047,852)	124,630,719	325,203,093	687,708,219

(11,215,847)	1,467,262	284,173,548	(60,197,479)	1,168,488,283	467,360,890

162,844,157	161,376,895	1,037,398,511	1,097,595,990	1,311,532,316	844,171,426
$151,628,310	$162,844,157	$1,321,572,059	$1,037,398,511	$2,480,020,599	$1,311,532,316

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone				Touchstone
	Flexible Income Fund				Focused Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2020		Ended		September 30, 2020		Ended
	(Unaudited)		March 31, 2020		(Unaudited)		March 31, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,748,091	$19,135,050	1,969,290	$21,351,485	120,969	$5,692,202	123,655	$5,494,801
Reinvestment of distributions	166,371	1,815,459	292,070	3,150,421	—	—	44,106	1,944,038
Cost of Shares redeemed	(1,235,426)	(13,466,128)	(2,639,515)	(28,391,878)	(112,390)	(4,932,609)	(700,697)	(30,599,001)
Change from Class A Share Transactions	679,036	7,484,381	(378,155)	(3,889,972)	8,579	759,593	(532,936)	(23,160,162)
Class C
Proceeds from Shares issued	369,039	3,940,870	1,208,385	12,893,719	5,428	224,512	41,324	1,692,900
Reinvestment of distributions	60,378	648,147	119,434	1,270,064	—	—	39,440	1,622,944
Cost of Shares redeemed	(1,388,839)	(14,843,017)	(2,514,887)	(26,729,797)	(140,330)	(5,817,982)	(277,487)	(11,261,327)
Change from Class C Share Transactions	(959,422)	(10,254,000)	(1,187,068)	(12,566,014)	(134,902)	(5,593,470)	(196,723)	(7,945,483)
Class Y
Proceeds from Shares issued	9,368,895	102,472,676	20,459,737	222,117,191	165,157	7,385,950	600,464	26,350,973
Reinvestment of distributions	869,353	9,513,834	1,516,299	16,400,965	—	—	1,186,386	53,056,756
Cost of Shares redeemed	(8,478,078)	(91,353,793)	(18,501,937)	(195,714,021)	(1,059,423)	(47,537,906)	(3,696,500)	(160,703,579)
Change from Class Y Share Transactions	1,760,170	20,632,717	3,474,099	42,804,135	(894,266)	(40,151,956)	(1,909,650)	(81,295,850)
Institutional Class
Proceeds from Shares issued	543,435	5,981,315	1,723,705	18,730,017	1,097,497	50,006,078	161,940	7,140,567
Reinvestment of distributions	40,211	440,002	129,615	1,405,196	—	—	31,825	1,430,530
Cost of Shares redeemed	(202,525)	(2,175,256)	(4,778,658)	(51,849,737)	(1,219,663)	(56,886,559)	(459,600)	(20,743,450)
Change from Institutional Class Share Transactions	381,121	4,246,061	(2,925,338)	(31,714,524)	(122,166)	(6,880,481)	(265,835)	(12,172,353)
Change from Share Transactions	1,860,905	$22,109,159	(1,016,462)	$(5,366,375)	(1,142,755)	$(51,866,314)	(2,905,144)	$(124,573,848)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Global				Touchstone Growth
ESG Equity Fund				Opportunities Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2020		Ended		September 30, 2020		Ended
(Unaudited)		March 31, 2020		(Unaudited)		March 31, 2020
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
244,599	$4,958,960	493,946	$10,169,304	59,206	$2,109,654	61,496	$2,058,524
—	—	454,776	9,783,738	—	—	201,139	6,464,623
(1,114,364)	(22,286,484)	(2,689,637)	(54,785,146)	(84,788)	(3,078,732)	(229,675)	(7,684,999)
(869,765)	(17,327,524)	(1,740,915)	(34,832,104)	(25,582)	(969,078)	32,960	838,148

6,165	103,753	39,062	670,788	1,722	47,432	15,450	391,648
—	—	12,459	220,907	—	—	20,275	495,111
(186,635)	(3,134,954)	(368,405)	(6,248,381)	(58,916)	(1,620,864)	(54,735)	(1,451,229)
(180,470)	(3,031,201)	(316,884)	(5,356,686)	(57,194)	(1,573,432)	(19,010)	(564,470)

606,241	12,129,907	2,590,628	54,554,611	186,606	6,280,039	445,257	15,830,929
—	—	215,559	4,821,697	—	—	98,237	3,286,034
(1,488,496)	(30,219,211)	(5,034,185)	(106,875,253)	(356,409)	(12,259,619)	(922,991)	(32,183,620)
(882,255)	(18,089,304)	(2,227,998)	(47,498,945)	(169,803)	(5,979,580)	(379,497)	(13,066,657)

86,226	1,909,001	369,505	7,892,739	233,493	8,320,372	1,759,821	61,464,438
—	—	42,505	951,605	—	—	284,991	9,684,009
(446,800)	(9,123,150)	(1,315,432)	(25,333,591)	(1,895,554)	(71,292,827)	(873,870)	(30,504,869)
(360,574)	(7,214,149)	(903,422)	(16,489,247)	(1,662,061)	(62,972,455)	1,170,942	40,643,578
(2,293,064)	$(45,662,178)	(5,189,219)	$(104,176,982)	(1,914,640)	$(71,494,545)	805,395	$27,850,599

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap				Touchstone Sands Capital
	Growth Fund				Emerging Markets Growth Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2020		Ended		September 30, 2020		Ended
	(Unaudited)		March 31, 2020(A)		(Unaudited)		March 31, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	786,803	$23,612,570	2,138,686	$65,838,474	270,882	$4,512,500	301,881	$4,037,079
Reinvestment of distributions	—	—	586,059	18,135,023	—	—	633	9,119
Cost of Shares redeemed	(1,157,899)	(36,581,595)	(2,281,110)	(69,290,691)	(95,519)	(1,459,808)	(150,007)	(1,979,207)
Change from Class A Share Transactions	(371,096)	(12,969,025)	443,635	14,682,806	175,363	3,052,692	152,507	2,066,991
Class C
Proceeds from Shares issued	43,125	772,481	232,703	4,339,937	76,734	1,245,004	101,370	1,406,635
Reinvestment of distributions	—	—	155,736	2,823,487	—	—	153	2,194
Cost of Shares redeemed	(498,460)	(9,126,501)	(768,088)	(14,216,136)	(13,780)	(176,872)	(5,214)	(65,430)
Change from Class C Share Transactions	(455,335)	(8,354,020)	(379,649)	(7,052,712)	62,954	1,068,132	96,309	1,343,399
Class Y
Proceeds from Shares issued	2,177,508	69,630,793	6,073,933	187,749,638	15,392,453	237,684,226	21,621,094	290,726,041
Reinvestment of distributions	—	—	998,794	32,392,481	—	—	167,769	2,422,593
Cost of Shares redeemed	(2,720,174)	(88,143,640)	(5,609,694)	(179,197,024)	(6,625,983)	(96,750,648)	(8,698,323)	(113,245,684)
Change from Class Y Share Transactions	(542,666)	(18,512,847)	1,463,033	40,945,095	8,766,470	140,933,578	13,090,540	179,902,950
Institutional Class
Proceeds from Shares issued	3,829,581	129,912,650	6,573,558	212,452,733	24,081,582	356,178,847	47,823,401	639,645,558
Reinvestment of distributions	—	—	769,260	25,222,235	—	—	340,034	4,930,489
Cost of Shares redeemed	(5,477,941)	(186,492,750)	(5,111,765)	(161,621,938)	(11,320,022)	(176,030,156)	(10,574,079)	(140,181,168)
Change from Institutional Class Share Transactions	(1,648,360)	(56,580,100)	2,231,053	76,053,030	12,761,560	180,148,691	37,589,356	504,394,879
Class R6
Proceeds from Shares issued	43,930	1,381,584	70	2,500	—	—	—	—
Cost of Shares redeemed	(397)	(13,444)	—	—	—	—	—	—
Change from Class R6 Share Transactions	43,533	1,368,140	70	2,500	—	—	—	—

Change from Share Transactions	(2,973,924)	$(95,047,852)	3,758,142	$124,630,719	21,766,347	$325,203,093	50,928,712	$687,708,219

(A) Represents the period from commencement of operations (February 10, 2020) through March 31, 2020 for Class R6.

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value at beginning of period	$10.05		$10.75		$10.81	$10.71		$10.58		$10.67
Income (loss) from investment operations:
Net investment income	0.21		0.34		0.39	0.26		0.30		0.32
Net realized and unrealized gains (losses) on investments	0.91		(0.68)		(0.01)	0.11		0.11		(0.10)
Total from investment operations	1.12		(0.34)		0.38	0.37		0.41		0.22
Distributions from:
Net investment income	(0.21)		(0.36)		(0.38)	(0.27)		(0.28)		(0.31)
Realized capital gains	—		—		(0.06)	—		—		—
Total distributions	(0.21)		(0.36)		(0.44)	(0.27)		(0.28)		(0.31)
Net asset value at end of period	$10.96		$10.05		$10.75	$10.81		$10.71		$10.58
Total return(A)	11.17	%(B)	(3.33%)		3.59%	3.46%		3.93%		2.13%
Ratios and supplemental data:
Net assets at end of period (000’s)	$115,981		$99,460		$110,460	$136,609		$49,544		$57,671
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.04	%(C)(D)	1.05	%(D)	1.04%	1.06	%(D)	1.10	%(D)	1.09%
Gross expenses (including dividend and interest expense on securities sold short)	1.11	%(C)(E)	1.14	%(E)	1.11%	1.14	%(E)	1.30	%(E)	1.32%
Net investment income	3.89	%(C)	3.12%		3.50%	2.60%		2.74%		3.19%
Portfolio turnover rate	68	%(B)	136%		171%	100	%(F)	127%		122%

Touchstone Flexible Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value at beginning of period	$9.90		$10.60		$10.67	$10.57		$10.44		$10.54
Income (loss) from investment operations:
Net investment income	0.16		0.24		0.30	0.20		0.20		0.26
Net realized and unrealized gains (losses) on investments	0.91		(0.66)		(0.01)	0.09		0.13		(0.12)
Total from investment operations	1.07		(0.42)		0.29	0.29		0.33		0.14
Distributions from:
Net investment income	(0.17)		(0.28)		(0.30)	(0.19)		(0.20)		(0.24)
Realized capital gains	—		—		(0.06)	—		—		—
Total distributions	(0.17)		(0.28)		(0.36)	(0.19)		(0.20)		(0.24)
Net asset value at end of period	$10.80		$9.90		$10.60	$10.67		$10.57		$10.44
Total return(A)	10.83	%(B)	(4.09%)		2.77%	2.73%		3.22%		1.32%
Ratios and supplemental data:
Net assets at end of period (000’s)	$45,024		$50,767		$66,926	$100,800		$55,043		$45,079
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.79	%(C)(D)	1.80	%(D)	1.79%	1.81	%(D)	1.85	%(D)	1.84%
Gross expenses (including dividend and interest expense on securities sold short)	1.88	%(C)(E)	1.91	%(E)	1.86%	1.89	%(E)	2.00	%(E)	2.05%
Net investment income	3.14	%(C)	2.37%		2.75%	1.85%		1.99%		2.44%
Portfolio turnover rate	68	%(B)	136%		171%	100	%(F)	127%		122%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.04%, 1.04%, 1.06% and 1.09% and for Class C was 1.79%, 1.79%, 1.81%and 1.84% for the six months ended September 30, 2020 and years ended March 31, 2020, 2018 and 2017, respectively.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.11%, 1.13%, 1.14% and 1.29% and for Class C was 1.88%, 1.90%, 1.89%and 1.99% for the six months ended September 30, 2020 and years ended March 31, 2020, 2018 and 2017, respectively.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value at beginning of period	$10.08		$10.78		$10.85	$10.75		$10.61		$10.70
Income (loss) from investment operations:
Net investment income	0.22		0.37		0.42	0.31		0.32		0.36
Net realized and unrealized gains (losses) on investments	0.92		(0.68)		(0.02)	0.09		0.13		(0.11)
Total from investment operations	1.14		(0.31)		0.40	0.40		0.45		0.25
Distributions from:
Net investment income	(0.22)		(0.39)		(0.41)	(0.30)		(0.31)		(0.34)
Realized capital gains	—		—		(0.06)	—		—		—
Total distributions	(0.22)		(0.39)		(0.47)	(0.30)		(0.31)		(0.34)
Net asset value at end of period	$11.00		$10.08		$10.78	$10.85		$10.75		$10.61
Total return	11.38	%(A)	(3.07%)		3.75%	3.71%		4.28%		2.38%
Ratios and supplemental data:
Net assets at end of period (000’s)	$526,725		$464,910		$459,861	$628,693		$464,002		$358,423
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.79	%(B)(C)	0.80	%(C)	0.79%	0.82	%(C)	0.85	%(C)	0.84%
Gross expenses (including dividend and interest expense on securities sold short)	0.84	%(B)(D)	0.87	%(D)	0.84%	0.90	%(D)	1.00	%(D)	1.05%
Net investment income	4.14	%(B)	3.37%		3.75%	2.84%		2.99%		3.44%
Portfolio turnover rate	68	%(A)	136%		171%	100	%(E)	127%		122%

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value at beginning of period	$10.08		$10.78		$10.84	$10.74		$10.60		$10.69
Income (loss) from investment operations:
Net investment income	0.22		0.40		0.44	0.33		0.33		0.36
Net realized and unrealized gains (losses) on investments	0.93		(0.70)		(0.02)	0.08		0.13		(0.10)
Total from investment operations	1.15		(0.30)		0.42	0.41		0.46		0.26
Distributions from:
Net investment income	(0.23)		(0.40)		(0.42)	(0.31)		(0.32)		(0.35)
Realized capital gains	—		—		(0.06)	—		—		—
Total distributions	(0.23)		(0.40)		(0.48)	(0.31)		(0.32)		(0.35)
Net asset value at end of period	$11.00		$10.08		$10.78	$10.84		$10.74		$10.60
Total return	11.55	%(A)	(3.02%)		3.95%	3.81%		4.28%		2.57%
Ratios and supplemental data:
Net assets at end of period (000’s)	$32,343		$25,798		$59,138	$86,578		$104,631		$82,286
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.69	%(B)(C)	0.70	%(C)	0.69%	0.72	%(C)	0.75	%(C)	0.74%
Gross expenses (including dividend and interest expense on securities sold short)	0.87	%(B)(D)	0.88	%(D)	0.82%	0.86	%(D)	0.92	%(D)	0.94%
Net investment income	4.24	%(B)	3.47%		3.85%	2.94%		3.09%		3.54%
Portfolio turnover rate	68	%(A)	136%		171%	100	%(E)	127%		122%

(A)	Not annualized.
(B)	Annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 0.79%, 0.79%, 0.82% and 0.84% and for Institutional Class was 0.69%, 0.69%, 0.72% and 0.74% for the six months ended September 30, 2020 and years ended March 31, 2020, 2018 and 2017, respectively.
(D)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 0.84%, 0.86%, 0.90% and 0.99% and for Institutional Class was 0.87%, 0.87%, 0.86% and 0.91% for the six months ended September 30, 2020 and years ended March 31, 2020, 2018 and 2017, respectively.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018		2017	2016
Net asset value at beginning of period	$36.45		$42.68		$42.93	$41.47		$36.68	$37.19
Income (loss) from investment operations:
Net investment income(A)	0.01		0.14		0.14	0.17		0.15	0.16
Net realized and unrealized gains (losses) on investments	12.49		(3.56)		1.39	4.02		5.12	0.38
Total from investment operations	12.50		(3.42)		1.53	4.19		5.27	0.54
Distributions from:
Net investment income	—		(0.10)		(0.01)	—		(0.14)	(0.20)
Realized capital gains	—		(2.71)		(1.77)	(2.73)		(0.34)	(0.85)
Total distributions	—		(2.81)		(1.78)	(2.73)		(0.48)	(1.05)
Net asset value at end of period	$48.95		$36.45		$42.68	$42.93		$41.47	$36.68
Total return(B)	34.33	%(C)	(9.14%)		3.82%	10.13%		14.45%	1.47%
Ratios and supplemental data:
Net assets at end of period (000’s)	$37,876		$27,889		$55,399	$167,354		$425,366	$405,458
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.22	% (D)(E)	1.20	%(F)	1.20%	1.20%		1.20%	1.20%
Gross expenses (including liquidity provider expenses)	1.28	%(D)(G)	1.19%		1.32%	1.29%		1.28%	1.31%
Net investment income	0.05	%(D)	0.31%		0.32%	0.40%		0.39%	0.43%
Portfolio turnover rate	13	%(C)(H)	13%		12%	8	%(H)	20%	28%

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020	2019	2018		2017	2016
Net asset value at beginning of period	$34.06		$40.26	$40.89	$39.90		$35.54	$36.34
Income (loss) from investment operations:
Net investment loss(A)	(0.15)		(0.18)	(0.18)	(0.14)		(0.13)	(0.11)
Net realized and unrealized gains (losses) on investments	11.67		(3.31)	1.32	3.86		4.94	0.37
Total from investment operations	11.52		(3.49)	1.14	3.72		4.81	0.26
Distributions from:
Net investment income	—		—	—	—		(0.11)	(0.21)
Realized capital gains	—		(2.71)	(1.77)	(2.73)		(0.34)	(0.85)
Total distributions	—		(2.71)	(1.77)	(2.73)		(0.45)	(1.06)
Net asset value at end of period	$45.58		$34.06	$40.26	$40.89		$39.90	$35.54
Total return(B)	33.82	%(C)	(9.80%)	3.03%	9.34%		13.56%	0.73%
Ratios and supplemental data:
Net assets at end of period (000’s)	$23,236		$21,961	$33,875	$41,635		$53,776	$44,338
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.97	%(D)(E)	1.95%	1.95%	1.94%		1.95%	1.95%
Gross expenses (including liquidity provider expenses)	2.01	%(D)(G)	1.98%	1.95%	1.94%		1.97%	2.00%
Net investment loss	(0.70	%)(D)	(0.44%)	(0.43%)	(0.34%)		(0.36%)	(0.32%)
Portfolio turnover rate	13	%(C)(H)	13%	12%	8	%(H)	20%	28%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.20% and for Class C was 1.95% for the six months ended September 30, 2020.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.26% and for Class C was 1.99% for the six months ended September 30, 2020.
(H)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020	2019	2018		2017	2016
Net asset value at beginning of period	$36.82		$43.12	$43.50	$42.21		$37.29	$37.76
Income (loss) from investment operations:
Net investment income(A)	0.08		0.26	0.27	0.31		0.27	0.26
Net realized and unrealized gains (losses) on investments	12.63		(3.58)	1.39	4.08		5.22	0.39
Total from investment operations	12.71		(3.32)	1.66	4.39		5.49	0.65
Distributions from:
Net investment income	—		(0.27)	(0.27)	(0.37)		(0.23)	(0.27)
Realized capital gains	—		(2.71)	(1.77)	(2.73)		(0.34)	(0.85)
Total distributions	—		(2.98)	(2.04)	(3.10)		(0.57)	(1.12)
Net asset value at end of period	$49.53		$36.82	$43.12	$43.50		$42.21	$37.29
Total return	34.52	%(B)	(8.86%)	4.13%	10.43%		14.77%	1.75%
Ratios and supplemental data:
Net assets at end of period (000’s)	$871,634		$680,934	$879,704	$972,273		$974,660	$853,900
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.92	%(C)(D)	0.91%	0.91%	0.91%		0.92%	0.93%
Gross expenses (including liquidity provider expenses)	0.92	%(C)(E)	0.91%	0.91%	0.91%		0.92%	0.94%
Net investment income	0.35	%(C)	0.60%	0.61%	0.69%		0.68%	0.70%
Portfolio turnover rate	13	%(B)(F)	13%	12%	8	%(F)	20%	28%

Touchstone Focused Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020	2019	2018		2017	2016
Net asset value at beginning of period	$36.98		$43.30	$43.68	$42.38		$37.45	$37.91
Income (loss) from investment operations:
Net investment income(A)	0.09		0.30	0.30	0.34		0.30	0.31
Net realized and unrealized gains (losses) on investments	12.70		(3.60)	1.39	4.11		5.24	0.39
Total from investment operations	12.79		(3.30)	1.69	4.45		5.54	0.70
Distributions from:
Net investment income	—		(0.31)	(0.30)	(0.42)		(0.27)	(0.31)
Realized capital gains	—		(2.71)	(1.77)	(2.73)		(0.34)	(0.85)
Total distributions	—		(3.02)	(2.07)	(3.15)		(0.61)	(1.16)
Net asset value at end of period	$49.77		$36.98	$43.30	$43.68		$42.38	$37.45
Total return	34.59	%(B)	(8.79%)	4.20%	10.54%		14.84%	1.89%
Ratios and supplemental data:
Net assets at end of period (000’s)	$14,464		$15,267	$29,382	$22,556		$41,389	$48,805
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.85	%(C)(D)	0.83%	0.83%	0.83%		0.83%	0.82%
Gross expenses (including liquidity provider expenses)	0.96	%(C)(E)	0.92%	0.92%	0.92%		0.88%	0.90%
Net investment income	0.42	%(C)	0.68%	0.69%	0.77%		0.76%	0.81%
Portfolio turnover rate	13	%(B)(F)	13%	12%	8	%(F)	20%	28%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.90% and for Institutional Class was 0.83% for the six months ended September 30, 2020.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 0.90% and for Institutional Class was 0.94% for the six months ended September 30, 2020.
(F)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Global ESG Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2020	Year Ended March 31,
(Unaudited)	2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.84	$19.94	$22.01	$21.52	$18.98	$30.96
Income (loss) from investment operations:
Net investment income	0.07	0.17	(A)	0.15	0.03	0.18	0.06	(A)
Net realized and unrealized gains (losses) on investments	4.65	(2.78)	(0.29)	3.37	2.47	(1.99)
Total from investment operations	4.72	(2.61)	(0.14)	3.40	2.65	(1.93)
Distributions from:
Net investment income	—	(0.15)	(0.17)	(0.17)	(0.11)	(0.03)
Realized capital gains	—	(0.34)	(1.76)	(2.74)	—	(10.02)
Total distributions	—	(0.49)	(1.93)	(2.91)	(0.11)	(10.05)
Net asset value at end of period	$21.56	$16.84	$19.94	$22.01	$21.52	$18.98
Total return(B)	28.03	%(C)	(13.61%)	(0.37%)	15.57%	14.01%	(8.73%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$425,709	$347,021	$445,608	$485,413	$113,062	$137,306
Ratio to average net assets:
Net expenses	1.17	%(D)	1.17%	1.17%	1.19%	1.24%	1.24%
Gross expenses	1.18	%(D)	1.18%	1.17%	1.22%	1.36%	1.39%
Net investment income	0.73	%(D)	0.84%	0.70%	0.58%	0.83%	0.31%
Portfolio turnover rate	33	%(C)	60%	40%	72	%(E)	53%	304%

Touchstone Global ESG Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018		2017	2016
Net asset value at beginning of period	$13.97		$16.65		$18.68	$18.62		$16.47	$28.32
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		—	(A)(F)	(0.06)	(0.05)		0.01	(0.08	)(A)
Net realized and unrealized gains (losses) on investments	3.95		(2.31)		(0.21)	2.85		2.15	(1.75)
Total from investment operations	3.85		(2.31)		(0.27)	2.80		2.16	(1.83)
Distributions from:
Net investment income	—		(0.03)		—	—		(0.01)	(10.02)
Realized capital gains	—		(0.34)		(1.76)	(2.74)		—	—
Total distributions	—		(0.37)		(1.76)	(2.74)		(0.01)	(10.02)
Net asset value at end of period	$17.82		$13.97		$16.65	$18.68		$18.62	$16.47
Total return(B)	27.56	%(C)	(14.34%)		(1.18%)	14.75%		13.12%	(9.41%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$7,113		$8,099		$14,926	$37,513		$48,055	$56,435
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%		1.99%	1.99%		1.99%	1.99%
Gross expenses	2.24	%(D)	2.14%		2.03%	2.05%		2.12%	2.15%
Net investment income (loss)	(0.09	%)(D)	0.02%		(0.12%)	(0.23%)		0.08%	(0.44%)
Portfolio turnover rate	33	%(C)	60%		40%	72	%(E)	53%	304%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Global ESG Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2020	Year Ended March 31,
(Unaudited)	2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.48	$20.66	$22.75	$22.11	$19.49	$31.49
Income (loss) from investment operations:
Net investment income	0.12	0.24	(A)	0.21	0.16	0.20	0.13	(A)
Net realized and unrealized gains (losses) on investments	4.82	(2.88)	(0.31)	3.41	2.58	(2.06)
Total from investment operations	4.94	(2.64)	(0.10)	3.57	2.78	(1.93)
Distributions from:
Net investment income	—	(0.20)	(0.23)	(0.19)	(0.16)	(0.05)
Realized capital gains	—	(0.34)	(1.76)	(2.74)	—	(10.02)
Total distributions	—	(0.54)	(1.99)	(2.93)	(0.16)	(10.07)
Net asset value at end of period	$22.42	$17.48	$20.66	$22.75	$22.11	$19.49
Total return	28.26	%(B)	(13.37%)	(0.09%)	15.90%	14.30%	(8.54%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$154,952	$136,239	$207,080	$189,837	$112,790	$67,638
Ratio to average net assets:
Net expenses	0.90	%(C)	0.90%	0.90%	0.94%	0.99%	0.99%
Gross expenses	0.95	%(C)	0.94%	0.93%	0.99%	1.09%	1.14%
Net investment income	1.00	%(C)	1.11%	0.97%	0.82%	1.08%	0.56%
Portfolio turnover rate	33	%(B)	60%	40%	72	%(D)	53%	304%

Touchstone Global ESG Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,	Period Ended
2020	Year Ended March 31,	March 31,
(Unaudited)	2020	2019	2018	2017	2016(E)
Net asset value at beginning of period	$17.50	$20.68	$22.77	$22.13	$19.50	$31.44
Income (loss) from investment operations:
Net investment income	0.18	0.24	(A)	0.22	0.20	0.19	0.11	(A)
Net realized and unrealized gains (losses) on investments	4.76	(2.88)	(0.32)	3.38	2.61	(1.98)
Total from investment operations	4.94	(2.64)	(0.10)	3.58	2.80	(1.87)
Distributions from:
Net investment income	—	(0.20)	(0.23)	(0.20)	(0.17)	(0.05)
Realized capital gains	—	(0.34)	(1.76)	(2.74)	—	(10.02)
Total distributions	—	(0.54)	(1.99)	(2.94)	(0.17)	(10.07)
Net asset value at end of period	$22.44	$17.50	$20.68	$22.77	$22.13	$19.50
Total return	28.23	%(B)	(13.35%)	(0.10%)	15.95%	14.41%	(8.49	%)(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$19,790	$21,739	$44,382	$42,196	$29,679	$6,843
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%	0.89%	0.89%	0.89	%(C)
Gross expenses	1.01	%(C)	0.95%	0.93%	1.01%	1.11%	1.48	%(C)
Net investment income	1.01	%(C)	1.12%	0.98%	0.87%	1.18%	0.66	%(C)
Portfolio turnover rate	33	%(B)	60%	40%	72	%(D)	53%	304%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(E)	Represents the period from commencement of operations (May 4, 2015) through March 31, 2016.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2020	Year Ended March 31,
(Unaudited)	2020	2019	2018	2017	2016
Net asset value at beginning of period	$27.94	$32.71	$32.79	$30.20	$27.35	$33.29
Income (loss) from investment operations:
Net investment loss	(0.10)	(0.04)	(0.05)	(0.11)	(—)	(A)	(0.08)
Net realized and unrealized gains (losses) on investments	11.79	0.99	3.10	5.89	3.86	(2.90)
Total from investment operations	11.69	0.95	3.05	5.78	3.86	(2.98)
Distributions from:
Realized capital gains	—	(5.72)	(3.13)	(3.19)	(1.01)	(2.96)
Total distributions	—	(5.72)	(3.13)	(3.19)	(1.01)	(2.96)
Net asset value at end of period	$39.63	$27.94	$32.71	$32.79	$30.20	$27.35
Total return(B)	41.84	%(C)	0.63%	10.40%	19.51%	14.38%	(9.12%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$51,670	$37,150	$42,404	$39,901	$38,752	$38,297
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.24	%(D)	1.25	%(E)	1.24%	1.24%	0.99%	1.24%
Gross expenses (including liquidity provider expenses)	1.36	%(D)	1.41	%(F)	1.37%	1.38%	1.09%	1.39%
Net investment income (loss)	(0.54	%)(D)	(0.12%)	(0.17%)	(0.32%)	1.08%	(0.01%)
Portfolio turnover rate	28	%(C)	101	%(G)	94	%(G)	86%	53%	90%

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019		2018	2017	2016
Net asset value at beginning of period	$21.19		$26.18		$27.08		$25.60	$23.51	$29.27
Income (loss) from investment operations:
Net investment loss	(0.45)		(0.23)		(0.49)		(0.29)	(0.23)	(0.24)
Net realized and unrealized gains (losses) on investments	9.19		0.96		2.72		4.96	3.33	(2.56)
Total from investment operations	8.74		0.73		2.23		4.67	3.10	(2.80)
Distributions from:
Realized capital gains	—		(5.72)		(3.13)		(3.19)	(1.01)	(2.96)
Net asset value at end of period	$29.93		$21.19		$26.18		$27.08	$25.60	$23.51
Total return(B)	41.25	%(C)	(0.09%)		9.54%		18.65%	13.49%	(9.78%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,136		$2,724		$3,863		$8,680	$8,574	$11,665
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.99	%(D)	2.00	%(E)	1.99%		1.99%	1.99%	1.99%
Gross expenses (including liquidity provider expenses)	2.75	%(D)	2.61	%(F)	2.32%		2.29%	2.26%	2.20%
Net investment loss	(1.29	%)(D)	(0.87%)		(0.92%)		(1.07%)	(0.76%)	(0.99%)
Portfolio turnover rate	28	%(C)	101	%(G)	94	%(G)	86%	90%	137%

(A)	Less than $0.005 per share.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.24% and for Class C was 1.99% for year ended March 31, 2020.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.40% and for Class C was 2.60% for year ended March 31, 2020.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2020	Year Ended March 31,
(Unaudited)	2020	2019	2018	2017	2016
Net asset value at beginning of period	$29.11	$33.78	$33.69	$30.87	$27.90	$33.81
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.04	0.03	(0.02)	0.10	—	(A)
Net realized and unrealized gains (losses) on investments	12.27	1.01	3.19	6.03	3.91	(2.95)
Total from investment operations	12.22	1.05	3.22	6.01	4.01	(2.95)
Distributions from:
Net investment income	—	—	—	(A)	—	(0.03)	—
Realized capital gains	—	(5.72)	(3.13)	(3.19)	(1.01)	(2.96)
Total distributions	—	(5.72)	(3.13)	(3.19)	(1.04)	(2.96)
Net asset value at end of period	$41.33	$29.11	$33.78	$33.69	$30.87	$27.90
Total return	41.98	%(B)	0.92%	10.67%	19.80%	14.64%	(8.88%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$30,766	$26,610	$43,703	$47,554	$47,222	$83,721
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.99	%(C)	1.00	%(D)	0.99%	0.99%	0.99%	0.99%
Gross expenses (including liquidity provider expenses)	1.14	%(C)	1.14	%(E)	1.08%	1.07%	1.07%	1.07%
Net investment income (loss)	(0.29	%)(C)	0.13%	0.08%	(0.07%)	0.24%	0.01%
Portfolio turnover rate	28	%(B)	101	%(F)	94	%(F)	86%	90%	137%

Touchstone Growth Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019		2018	2017	2016
Net asset value at beginning of period	$29.58		$34.22		$34.08		$31.16	$28.15	$34.05
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.06		0.09		0.01	0.12	0.01
Net realized and unrealized gains (losses) on investments	12.46		1.02		3.21		6.10	3.96	(2.95)
Total from investment operations	12.44		1.08		3.30		6.11	4.08	(2.94)
Distributions from:
Net investment income	—		—		(0.03)		—	(0.06)	—
Realized capital gains	—		(5.72)		(3.13)		(3.19)	(1.01)	(2.96)
Total distributions	—		(5.72)		(3.16)		(3.19)	(1.07)	(2.96)
Net asset value at end of period	$42.02		$29.58		$34.22		$34.08	$31.16	$28.15
Total return	42.06	%(B)	1.00%		10.79%		19.94%	14.77%	(8.79%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$67,057		$96,361		$71,406		$185,831	$150,038	$176,191
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.89	%(C)	0.90	%(D)	0.89%		0.89%	0.89%	0.89%
Gross expenses (including liquidity provider expenses)	1.03	%(C)	1.05	%(E)	1.01%		1.01%	1.00%	0.98%
Net investment income (loss)	(0.19	%)(C)	0.23%		0.18%		0.03%	0.34%	0.11%
Portfolio turnover rate	28	%(B)	101	%(F)	94	%(F)	86%	90%	137%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y 0.99% and for Institutional Class 0.89% for year ended March 31, 2020.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 1.13% and for Institutional Class was 1.04% for year ended March 31, 2020.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020	2019	2018		2017	2016
Net asset value at beginning of period	$24.89		$29.26	$28.05	$25.91		$23.28	$27.06
Income (loss) from investment operations:
Net investment loss	(0.12)		(0.07)	(0.09)	(0.08	)(A)	(0.06)	(0.10)
Net realized and unrealized gains (losses) on investments	9.28		(2.06)	3.36	4.95		3.31	(1.62)
Total from investment operations	9.16		(2.13)	3.27	4.87		3.25	(1.72)
Distributions from:
Net investment income	—		(0.01)	—	—		—	—
Realized capital gains	—		(2.23)	(2.06)	(2.73)		(0.62)	(2.06)
Total distributions	—		(2.24)	(2.06)	(2.73)		(0.62)	(2.06)
Net asset value at end of period	$34.05		$24.89	$29.26	$28.05		$25.91	$23.28
Total return(B)	36.80	%(C)	(8.78%)	12.77%	19.28%		14.13%	(6.34%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$307,893		$234,307	$262,492	$218,727		$225,381	$226,201
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.24	%(D)(E)	1.25%	1.27%	1.29%		1.30%	1.31%
Gross expenses (including liquidity provider expenses)	1.24	%(D)(F)	1.25%	1.27%	1.29%		1.30%	1.31%
Net investment loss	(0.72	%)(D)	(0.24%)	(0.35%)	(0.29%)		(0.26%)	(0.42%)
Portfolio turnover rate	32	%(C)(G)	82%	71%	76%		95%	92%

Touchstone Mid Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020	2019	2018		2017	2016
Net asset value at beginning of period	$14.56		$18.08	$18.27	$17.84		$16.33	$19.78
Income (loss) from investment operations:
Net investment loss	(0.51)		(0.32)	(0.49)	(0.20	)(A)	(0.22)	(0.21)
Net realized and unrealized gains (losses) on investments	5.78		(0.97)	2.36	3.36		2.35	(1.18)
Total from investment operations	5.27		(1.29)	1.87	3.16		2.13	(1.39)
Distributions from:
Realized capital gains	—		(2.23)	(2.06)	(2.73)		(0.62)	(2.06)
Net asset value at end of period	$19.83		$14.56	$18.08	$18.27		$17.84	$16.33
Total return(B)	36.19	%(C)	(9.55%)	11.91%	18.38%		13.28%	(7.02%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$19,459		$20,918	$32,831	$90,502		$113,153	$127,852
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	2.12	%(D)(E)	2.07%	2.04%	2.04%		2.06%	2.06%
Gross expenses (including liquidity provider expenses)	2.12	%(D)(F)	2.07%	2.04%	2.04%		2.06%	2.06%
Net investment loss	(1.60	%)(D)	(1.06%)	(1.12%)	(1.04%)		(1.02%)	(1.17%)
Portfolio turnover rate	32	%(C)(G)	82%	71%	76%		95%	92%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.23% and for Class C was 2.11% for the six months ended September 30, 2020.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.23% and for Class C was 2.11% for the six months ended September 30, 2020.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value at beginning of period	$26.04		$30.50		$29.07	$26.70		$23.92		$27.71
Income (loss) from investment operations:
Net investment loss	(0.08)		(—	)(A)	(0.03)	(0.01	)(B)	(—	)(A)	(0.04)
Net realized and unrealized gains (losses) on investments	9.71		(2.17)		3.52	5.11		3.40		(1.65)
Total from investment operations	9.63		(2.17)		3.49	5.10		3.40		(1.69)
Distributions from:
Net investment income	—		(0.06)		—	—		—		(0.04)
Realized capital gains	—		(2.23)		(2.06)	(2.73)		(0.62)		(2.06)
Total distributions	—		(2.29)		(2.06)	(2.73)		(0.62)		(2.10)
Net asset value at end of period	$35.67		$26.04		$30.50	$29.07		$26.70		$23.92
Total return	36.98	%(C)	(8.58%)		13.05%	19.62%		14.38%		(6.08%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$561,918		$424,403		$452,407	$375,617		$311,865		$347,706
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.00	%(D)(E)	1.01%		1.02%	1.02%		1.06%		1.05%
Gross expenses (including liquidity provider expenses)	1.00	%(D)(F)	1.01%		1.02%	1.02%		1.06%		1.05%
Net investment loss	(0.48	%)(D)	(—	%)(A)	(0.10%)	(0.02%)		(0.02%)		(0.16%)
Portfolio turnover rate	32	%(C)(G)	82%		71%	76%		95%		92%

Touchstone Mid Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020	2019		2018		2017	2016
Net asset value at beginning of period	$26.32		$30.79	$29.32		$26.90		$24.07	$27.85
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		0.01	(0.01)		—	(A)(B)	0.10	(0.02)
Net realized and unrealized gains (losses) on investments	9.81		(2.18)	3.54		5.15		3.35	(1.65)
Total from investment operations	9.74		(2.17)	3.53		5.15		3.45	(1.67)
Distributions from:
Net investment income	—		(0.07)	—		—		—	(0.05)
Realized capital gains	—		(2.23)	(2.06)		(2.73)		(0.62)	(2.06)
Total distributions	—		(2.30)	(2.06)		(2.73)		(0.62)	(2.11)
Net asset value at end of period	$36.06		$26.32	$30.79		$29.32		$26.90	$24.07
Total return	37.01	%(C)	(8.49%)	13.10%		19.62%		14.50%	(5.97%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$430,729		$357,769	$349,865		$95,176		$44,236	$84,152
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.94	%(D)(E)	0.94%	0.97	%(H)	0.99%		0.99%	0.95%
Gross expenses (including liquidity provider expenses)	0.94	%(D)(F)	0.94%	0.97%		0.99%		1.00%	0.95%
Net investment income (loss)	(0.42	%)(D)	0.06%	(0.06%)		0.01%		0.05%	(0.05%)
Portfolio turnover rate	32	%(C)(G)	82%	71%		76%		95%	92%

(A)	Less than $0.005 per share or 0.005%.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.99% and for Institutional Class was 0.93% for the six months ended September 30, 2020.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 0.99% and for Institutional Class was 0.93% for the six months ended September 30, 2020.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(H)	Net expenses include amounts recouped by the Advisor.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class R6

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Period Ended
	2020		March 31,
	(Unaudited)		2020(A)
Net asset value at beginning of period	$26.32		$35.72	(B)
Income (loss) from investment operations:
Net investment loss	(0.10)		(—	)(C)
Net realized and unrealized gains (losses) on investments	9.86		(9.40)
Total from investment operations	9.76		(9.40)
Net asset value at end of period	$36.08		$26.32
Total return	37.08	%(D)	(26.32	%)(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,573		$2
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.90	% (E)(F)	0.89	%(E)
Gross expenses (including liquidity provider expenses)	1.69	% (E)(G)	1,279.20	%(E)
Net investment loss	(0.38	%)(E)	(0.02	%)(E)
Portfolio turnover rate	32	%(D)	82	%(D)

(A)	Represents the period from commencement of operations (February 10, 2020) through March 31, 2020.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on February 10, 2020.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	Annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class R6 is 0.89% for the six months ended September 30, 2020.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class R6 is 1.68% for the six months ended September 30, 2020.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,	Year Ended	Period Ended
2020	March 31,	March 31,
(Unaudited)	2020	2019(A)
Net asset value at beginning of period	$11.36	$13.15	$11.21	(B)
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.05	(C)	(0.01)
Net realized and unrealized gains (losses) on investments	6.72	(1.77)	1.95
Total from investment operations	6.67	(1.72)	1.94
Distributions from:
Net investment income	—	(0.07)	—
Net asset value at end of period	$18.03	$11.36	$13.15
Total return(D)	58.71	%(E)	(13.19%)	17.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$7,760	$2,897	$1,349
Ratio to average net assets:
Net expenses	1.60	%(F)	1.60%	1.60	%(F)
Gross expenses	1.95	%(F)	2.62%	4.89	%(F)
Net investment income (loss)	(0.92	%)(F)	0.35%	(0.94	%)(F)
Portfolio turnover rate	23	%(E)	20%	31%

Touchstone Sands Capital Emerging Markets Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Year Ended		Period Ended
	2020		March 31,		March 31,
	(Unaudited)		2020		2019(A)
Net asset value at beginning of period	$11.26		$13.11		$11.21	(B)
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.05	)(C)	(0.04)
Net realized and unrealized gains (losses) on investments	6.62		(1.75)		1.94
Total from investment operations	6.54		(1.80)		1.90
Distributions from:
Net investment income	—		(0.05)		—
Net asset value at end of period	$17.80		$11.26		$13.11
Total return(D)	58.17	%(E)	(13.81%)		16.95	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,915		$1,135		$59
Ratio to average net assets:
Net expenses	2.35	%(F)	2.35%		2.35	%(F)
Gross expenses	3.35	%(F)	5.24%		57.88	%(F)
Net investment loss	(1.67	%)(F)	(0.40%)		(1.69	%)(F)
Portfolio turnover rate	23	%(E)	20%		31%

(A)	Represents the period from commencement of operations (November 16, 2018) through March 31, 2019
(B)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on November 16, 2018.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019		2018	2017	2016
Net asset value at beginning of period	$11.38		$13.16		$13.56		$10.70	$9.40	$10.37
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.08	(A)	(0.03)		(0.06)	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	6.75		(1.77)		(0.37)		2.92	1.33	(0.93)
Total from investment operations	6.71		(1.69)		(0.40)		2.86	1.30	(0.97)
Distributions from:
Net investment income	—		(0.09)		—		—	—	—
Net asset value at end of period	$18.09		$11.38		$13.16		$13.56	$10.70	$9.40
Total return	58.96	%(B)	(12.96%)		(3.02%)		26.82%	13.83%	(9.35%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$832,607		$423,992		$318,093		$207,209	$103,467	$58,106
Ratio to average net assets:
Net expenses	1.26	%(C)(D)	1.33	%(D)	1.35	%(D)	1.47%	1.49%	1.49%
Gross expenses	1.26	%(C)	1.31%		1.35%		1.49%	1.55%	1.59%
Net investment income (loss)	(0.58	%)(C)	0.62%		(0.45%)		(0.73%)	(0.49%)	(0.52%)
Portfolio turnover rate	23	%(B)	20%		31%		27%	49%	32%

Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2020		Year Ended March 31,
	(Unaudited)		2020		2019	2018	2017	2016
Net asset value at beginning of period	$11.43		$13.21		$13.61	$10.73	$9.41	$10.37
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.09	(A)	(0.03)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	6.79		(1.77)		(0.37)	2.94	1.35	(0.94)
Total from investment operations	6.75		(1.68)		(0.40)	2.88	1.32	(0.96)
Distributions from:
Net investment income	—		(0.10)		—	—	—	—
Net asset value at end of period	$18.18		$11.43		$13.21	$13.61	$10.73	$9.41
Total return	59.06	%(B)	(12.87%)		(2.94%)	26.84%	14.03%	(9.26%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,636,738		$883,508		$524,670	$374,452	$182,402	$101,401
Ratio to average net assets:
Net expenses	1.23	%(C)(D)	1.25	%(D)	1.25%	1.37%	1.39%	1.39%
Gross expenses	1.20	%(C)	1.24%		1.27%	1.41%	1.46%	1.51%
Net investment income (loss)	(0.55	%)(C)	0.70%		(0.35%)	(0.63%)	(0.39%)	(0.42%)
Portfolio turnover rate	23	%(B)	20%		31%	27%	49%	32%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Net expenses include amounts recouped by the Advisor.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

September 30, 2020 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following six funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Global ESG Equity Fund (“Global ESG Equity Fund”)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Sands Capital Emerging Markets Growth Fund (“Sands Capital Emerging Markets Growth Fund”)

Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class	Class R6
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Global ESG Equity Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2020, for the Funds’ investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer Level 3 categorized securities during the six months ended September 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Notes to Financial Statements (Unaudited) (Continued)

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Collateralized Loan Obligations — The Flexible Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

Notes to Financial Statements (Unaudited) (Continued)

As of September 30, 2020, the Flexible Income Fund did not hold any securities sold short.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.

As of September 30, 2020, the Flexible Income Fund held purchased options with a fair value of $2,806,524.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of September 30, 2020, the Flexible Income Fund did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Notes to Financial Statements (Unaudited) (Continued)

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Flexible Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of September 30, 2020, the Flexible Income Fund did not hold any assets and liabilities that were subject to a MNA in the Statement of Assets and Liabilities.

The following table sets forth the effect of the Flexible Income Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2020:

			Change in
			Unrealized
	Derivatives not accounted for as	Realized Gain (Loss)	Appreciation (Depreciation)
Fund	hedging instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts*	$(9,931,362)	$(1,831,975)
	Written Options - Equity Contracts**	4,027,192	—

* Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.

**Statements of Operations Location: Net realized gains on written options.

For the six months ended September 30, 2020, the average quarterly balance of outstanding derivative financial instruments for the Flexible Income Fund was as follows:

Flexible Income Fund
Equity contracts:
Purchased Options - Cost	$1,928,497
Written Options - Premium received*	$—

* The balance at each quarter end was zero.

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of September 30, 2020, the following Funds loaned securities and received collateral as follows:

		Market Value of	Market Value of
Fund	Security Type	Securities Loaned*	Collateral Received**	Net Amount***
Flexible Income Fund	Investment Funds	$3,465,919	$3,565,587	$99,668
	Preferred Stocks	17,673	18,145	472
Total Flexible Income Fund		3,483,592	3,583,732	100,140
Global ESG Equity Fund	Common Stocks	7,826,376	8,243,294	416,918

* The remaining contractual maturity is overnight for all securities.

**Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to (receive from) the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). Effective June 30, 2020, the maximum offering price per share of Class A shares of the Flexible Income Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). Prior to June 30, 2020 the maximum offering price per share of Class A shares of the Flexible Income Fund was equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively or more of Class A. The maximum offering price per share of Class C, Class Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by the end of 2021. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2020:

						Sands Capital
	Flexible			Growth	Mid Cap	Emerging
	Income	Focused	Global ESG	Opportunities	Growth	Markets
	Fund	Fund*	Equity Fund	Fund	Fund*	Growth Fund
Purchases of investment securities	$443,113,794	$112,240,588	$189,338,530	$46,276,428	$406,182,232	$720,743,983
Proceeds from sales and maturities	$424,514,311	$121,332,284	$229,947,144	$115,787,951	$458,269,560	$431,023,757

* Focused Fund and Mid Cap Growth Fund had redemptions-in-kind out of the Fund of $48,412,074 and $38,167,007, respectively. The redemptions were comprised of securities of $45,754,336 and $36,442,283, which are excluded from the proceeds from sales and maturities and cash in the amount of $2,657,738 and $1,724,724, for the Focused Fund and Mid Cap Growth Fund, respectively.

For the six months ended September 30, 2020, purchases and proceeds from sales and maturities in U.S. Government securities were $113,775,978 and $1,590,537, respectively, for the Flexible Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the remaining Funds for the six months ended September 30, 2020.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $65,274 for the six months ended September 30, 2020.

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Flexible Income Fund	0.60% on the first $500 million
0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets in excess of $500 million
Global ESG Equity Fund	0.65% on the first $1 billion
0.60% on such assets in excess of $1 billion
Growth Opportunities Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on the next $200 million
0.60% on such assets in excess of $1.2 billion
Sands Capital Emerging Markets Growth Fund	1.00%

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.*	Westfield Capital Management Company, L.P.
Focused Fund	Growth Opportunities Fund
Rockefeller & Co., LLC	Mid Cap Growth Fund
Global ESG Equity Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

The Advisor has agreed to waive a portion of its fees and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

				Institutional
	Class A	Class C	Class Y	Class	Class R6
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—
Focused Fund	1.20%	1.95%	0.95%	0.83%	—
Global ESG Equity Fund	1.17%	1.99%	0.90%	0.89%	—
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.99%	0.89%
Sands Capital Emerging Markets Growth Fund	1.60%	2.35%	1.35%	1.25%	—

These expense limitations will remain in effect for all Funds through at least July 29, 2021. The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended September 30, 2020, the Advisor or its affiliates waived investment advisory fees and administration fees or waived or reimbursed other operating expenses, including distribution fees of the Funds, as follows:

			Other Operating
	Investment		Expenses
	Advisory	Administration	Reimbursed/
Fund	Fees Waived	Fees Waived	Waived	Total
Flexible Income Fund	$—	$114,119	$108,652	$222,771
Focused Fund	—	—	24,691	24,691
Global ESG Equity Fund	—	—	73,906	73,906
Growth Opportunities Fund	—	32,455	91,098	123,553
Mid Cap Growth Fund	—	—	3,898	3,898
Sands Capital Emerging Markets Growth Fund	—	—	17,119	17,119

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. The Funds will make repayments to the Advisor only if such repayment does not cause the Funds’ operating expenses (after the repayment is taken into account) to exceed the Funds’ expense limit in place when such amounts were waived or reimbursed by the Advisor and the Funds’ current expense limitation.

As of September 30, 2020, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires on or	Expires on or	Expires on or	Expires on or
	before	before	before	before
	March 31,	March 31,	March 31,	March 31,
Fund	2021	2022	2023	2024	Total
Flexible Income Fund	$295,278	$474,385	$557,404	$188,903	$1,515,970
Focused Fund	10,741	22,968	22,297	10,265	66,271
Global ESG Equity Fund	67,803	73,180	107,012	48,181	296,176
Growth Opportunities Fund	141,601	273,078	198,248	95,131	708,058
Mid Cap Growth Fund	—	—	3,760	3,898	7,658
Sands Capital Emerging Markets Growth Fund	—	10,153	25,128	3,514	38,795

For the six months ended September 30, 2020, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from Sands Capital Emerging Markets Growth Fund of $205,508.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds, the Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.

Notes to Financial Statements (Unaudited) (Continued)

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended September 30, 2020:

Fund	Amount
Flexible Income Fund	$2,516
Focused Fund	3,560
Global ESG Equity Fund	5,495
Growth Opportunities Fund	2,491
Mid Cap Growth Fund	16,223
Sands Capital Emerging Markets Growth Fund	582

In addition, the Underwriter collected CDSCs on the redemption of Class C shares of the Funds listed below during the six months ended September 30, 2020:

Fund	Class C
Flexible Income Fund	$879
Growth Opportunities Fund	69
Mid Cap Growth Fund	81

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended September 30, 2020, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC—The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended September 30, 2020, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:

	Shares ReFlow
Fund	Subscribed to	Redemptions-in-kind
Focused Fund	1,060,564	$45,754,336
Mid Cap Growth Fund	1,080,912	36,442,283

Interfund Lending—Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended September 30, 2020, the following Funds participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:

	Daily Average	Weighted Average	Interest
Fund	Amount Loaned	Interest Rate	Income*
Sands Capital Emerging Markets Growth Fund	$51,183	0.71%	$188

* Included in Interest in the Statements of Operations.

During the six months ended September 30, 2020, the following Funds participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

	Daily Average	Weighted Average	Interest
Fund	Amount Borrowed	Interest Rate	Expense*
Global ESG Equity Fund	$11,902	0.71%	$43
Growth Opportunities Fund	$95,986	0.70%	$336

* Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2020 and March 31, 2019 are as follows:

	Flexible Income Fund		Focused Fund		Global ESG Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2020	2019	2020	2019	2020	2019
From ordinary income	$24,652,668	$29,977,346	$5,500,849	$8,895,802	$5,563,150	$11,745,647
From long-term capital gains	—	4,234,655	55,397,876	42,522,534	11,203,902	52,799,731
Total distributions	$24,652,668	$34,212,001	$60,898,725	$51,418,336	$16,767,052	$64,545,378

Notes to Financial Statements (Unaudited) (Continued)

					Sands Capital Emerging
	Growth Opportunities Fund		Mid Cap Growth Fund		Markets Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2020	2019	2020	2019	2020	2019
From ordinary income	$8,130,533	$190,894	$20,234,815	$13,059,653	$9,496,797	$—
From long-term capital gains	12,343,538	26,307,524	67,373,035	60,828,960	—
Total distributions	$20,474,071	$26,498,418	$87,607,850	$73,888,613	$9,496,797	$—

The following information is computed on a tax basis for each item as of March 31, 2020:

	Flexible	Focused	Global
	Income Fund	Fund	ESG Equity Fund
Tax cost of portfolio investments	$688,175,502	$596,451,353	$535,220,468
Gross unrealized appreciation on investments	4,119,015	227,794,169	81,252,290
Gross unrealized depreciation on investments	(61,933,007)	(77,573,395)	(83,593,359)
Net unrealized appreciation (depreciation) on investments	(57,813,992)	150,220,774	(2,341,069)
Gross unrealized appreciation on foreign currency transactions	—	—	100,366
Gross unrealized depreciation on foreign currency transactions	—	—	(166,344)
Net unrealized depreciation on foreign currency transactions	—	—	(65,978)
Qualified late-year losses	—	—	(28,211,789)
Undistributed ordinary income	6,510,833	2,665,956	366,328
Undistributed capital gains	—	22,158,410	—
Distributable earnings (deficit)	$(51,303,159)	$175,045,140	$(30,252,508)

	Growth	Mid Cap	Sands Capital
	Opportunities	Growth	Emerging Markets
	Fund	Fund	Growth Fund
Tax cost of portfolio investments	$143,522,964	$974,462,773	$1,358,452,598
Gross unrealized appreciation on investments	29,451,740	172,571,208	152,389,097
Gross unrealized depreciation on investments	(10,145,993)	(104,465,527)	(214,152,730)
Net unrealized appreciation (depreciation) on investments	19,305,747	68,105,681	(61,763,633)
Gross unrealized appreciation on foreign currency transactions	—	—	10,101
Gross unrealized depreciation on foreign currency transactions	—	—	(40,287)
Net unrealized depreciation on foreign currency transactions	—	—	(30,186)
Qualified Late-Year Losses	(404,928)	(16,568,767)	(1,109,967)
Capital loss carryforwards	—	—	(49,799,817)
Undistributed capital gains	—	16,490,637	—
Distributable earnings (deficit)	$18,900,819	$68,027,551	$(112,703,603)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities and investments in passive foreign investment company (“PFIC”) adjustments.

As of March 31, 2020, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No Expiration	No Expiration
Fund	Short Term	Long Term	Total
Sands Capital Emerging Markets Growth Fund	$21,104,529	$28,695,288	$49,799,817

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Future utilization is subject to limitations under current tax law.

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended March 31, 2017 through 2020) and have concluded that no provision for income tax is required in their financial statements.

As of September 30, 2020, the Funds had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

Notes to Financial Statements (Unaudited) (Continued)

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net Unrealized
	Federal Tax	Appreciation	Depreciation	Appreciation	Depreciation	Appreciation
Fund	Cost	on Investments	on Investments	on Other*	on Other*	(Depreciation)
Flexible Income Fund	$722,061,139	$19,802,956	$(17,323,696)	$—	$—	$2,479,260
Focused Fund	600,191,242	379,471,693	(30,928,423)	—	—	348,543,270
Global ESG Equity Fund	496,290,871	149,090,507	(30,722,386)	19,485	(412)	118,387,194
Growth Opportunities Fund	81,109,698	70,532,488	(505,008)	—	—	70,027,480
Mid Cap Growth Fund	932,306,349	400,007,624	(11,217,737)	—	—	388,789,887
Sands Capital Emerging Markets Growth Fund	1,653,246,197	844,379,994	(19,234,093)	931	(3,784,077)	821,362,755

* Other includes Foreign Currency Transactions and deferred foreign capital gain tax.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Notes to Financial Statements (Unaudited) (Continued)

Risks Associated with Health Crises — An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 through September 30, 2020).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2020	2020	2020	2020*
Touchstone Flexible Income Fund
Class A	Actual	1.04%	$1,000.00	$1,111.70	$5.51
Class A	Hypothetical	1.04%	$1,000.00	$1,019.85	$5.27
Class C	Actual	1.79%	$1,000.00	$1,108.30	$9.46
Class C	Hypothetical	1.79%	$1,000.00	$1,016.09	$9.05
Class Y	Actual	0.79%	$1,000.00	$1,113.80	$4.19
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.11	$4.00
Institutional Class	Actual	0.69%	$1,000.00	$1,115.50	$3.66
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.61	$3.50

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2020	2020	2020	2020*
Touchstone Focused Fund
Class A	Actual	1.22%	$1,000.00	$1,343.30	$7.17	**
Class A	Hypothetical	1.22%	$1,000.00	$1,018.95	$6.17	**
Class C	Actual	1.97%	$1,000.00	$1,338.20	$11.55	**
Class C	Hypothetical	1.97%	$1,000.00	$1,015.19	$9.95	**
Class Y	Actual	0.92%	$1,000.00	$1,345.20	$5.41	**
Class Y	Hypothetical	0.92%	$1,020.46	$1,020.46	$4.66	**
Institutional Class	Actual	0.85%	$1,000.00	$1,345.90	$5.00	**
Institutional Class	Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31	**
Touchstone Global ESG Equity Fund
Class A	Actual	1.17%	$1,000.00	$1,280.30	$6.69
Class A	Hypothetical	1.17%	$1,000.00	$1,019.20	$5.92
Class C	Actual	1.99%	$1,000.00	$1,275.60	$11.35
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05
Class Y	Actual	0.90%	$1,000.00	$1,282.60	$5.15
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56
Institutional Class	Actual	0.89%	$1,000.00	$1,282.30	$5.09
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51
Touchstone Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,418.40	$7.52
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28
Class C	Actual	1.99%	$1000.00	$1,412.50	$12.04
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05
Class Y	Actual	0.99%	$1,000.00	$1,419.80	$6.01
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01
Institutional Class	Actual	0.89%	$1,000.00	$1,420.60	$5.40
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51
Touchstone Mid Cap Growth Fund
Class A	Actual	1.24%	$1,000.00	$1,368.00	$7.36	***
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28	***
Class C	Actual	2.12%	$1,000.00	$1,361.90	$12.55	***
Class C	Hypothetical	2.12%	$1,000.00	$1,014.44	$10.71	***
Class Y	Actual	1.00%	$1,000.00	$1,369.80	$5.94	***
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	***
Institutional Class	Actual	0.93%	$1,000.00	$1,370.10	$5.53	***
Institutional Class	Hypothetical	0.93%	$1,000.00	$1,020.41	$4.71	***
Class R6	Actual	0.90%	$1,000.00	$1,370.80	$5.35	***
Class R6	Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56	***
Touchstone Sands Capital Emerging Markets Growth Fund
Class A	Actual	1.60%	$1,000.00	$1,587.10	$10.38
Class A	Hypothetical	1.60%	$1,000.00	$1,017.05	$8.09
Class C	Actual	2.35%	$1,000.00	$1,581.70	$15.21
Class C	Hypothetical	2.35%	$1,000.00	$1,013.28	$11.86
Class Y	Actual	1.26%	$1,000.00	$1,589.60	$8.18
Class Y	Hypothetical	1.26%	$1,000.00	$1,018.75	$6.38
Institutional Class	Actual	1.23%	$1,000.00	$1,590.60	$7.99
Institutional Class	Hypothetical	1.23%	$1,000.00	$1,018.90	$6.23

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
**	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.05, $11.43, $5.29 and $4.88, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.07, $9.85, $4.56 and $4.20, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $7.30, $12.49, $5.88, $5.47 and $5.29, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.23, $10.66, $5.01, $4.66 and $4.51, respectively.

Other Items (Unaudited) (Continued)

Liquidity Risk Management

The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.

Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 17, 2019 through May 14, 2020 (the “Review Period”).The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the Funds’ liquidity risk.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-2010

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date	December 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date	December 1, 2020

By (Signature and Title)*   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date	December 1, 2020

* Print the name and title of each signing officer under his or her signature.